 UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

(Name and address of agent for service)

(626) 914-7363

Registrant’s telephone number, including area code

Date of fiscal year end: February 28, 2025

Date of reporting period: February 28, 2025

Item 1. Reports to Stockholders.

(a)

Pzena Mid Cap Value Fund
Investor Class | PZVMX
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about the Pzena Mid Cap Value Fund for the period of March 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzimx/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$123	1.24%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Large-cap equities maintained market leadership in 2024, as the market reconsidered the prospect of a major decline in the Federal Funds rate. Mid-cap equities, which are more rate sensitive, traded up as the Federal Reserve began to cut interest rates, but gave up some of these gains amid inflation and growth concerns to start 2025. The Fund underperformed the Russell 1000 Index due to stock selection in the consumer discretionary, industrials, and technology sectors.

Top Contributors
↑	Equitable Holdings, Inc., CNO Financial Group, Inc., Delta Air Lines, Inc.

Top Detractors
↓	JELD-WEN Holding, Inc., Olin Corporation, Dollar General Corporation
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Pzena Mid Cap Value Fund	PAGE 1	TSR-AR-00770X667

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Pzena Mid Cap Value Fund - Investor Class	-1.69	13.09	7.73
Russell 1000 Total Return	18.11	16.54	12.71
Russell Midcap Value Total Return	11.67	11.68	8.00
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzimx/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$135,244,048
Number of Holdings	41
Net Advisory Fee	$1,068,790
Portfolio Turnover	35%
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzimx/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
Humana, Inc.	4.5%
Baxter International, Inc.	4.5%
Dollar General Corp.	3.8%
Charter Communications, Inc. - Class A	3.7%
Delta Air Lines, Inc.	3.4%
Capital One Financial Corp.	3.2%
Dow, Inc.	3.1%
CH Robinson Worldwide, Inc.	3.1%
Fresenius Medical Care AG & Co. KGaA	3.1%
Lear Corp.	3.0%
Sector Breakdown (% of net assets)
Geographic Breakdown (% of Net Assets)
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
Based on the recommendation of Pzena Investment Management, LLC (the “Adviser”), the Audit Committee and Board of Trustees (“Board”) of Advisors Series Trust approved a change of the independent registered public accounting firm for the Fund, from Tait, Weller and Baker, LLP (“Tait”) to Deloitte LLP (“Deloitte”). At a meeting of the Board held on June 26, 2024, the Board accepted Tait’s resignation effective June 27, 2024. Deloitte’s engagement was approved by the Board. The Board noted that there were no disagreements or issues with Tait, but that the request was being made because the Adviser indicated that they had a preference for a larger independent public accounting firm for the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzimx/.
Pzena Mid Cap Value Fund	PAGE 2	TSR-AR-00770X667

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena Mid Cap Value Fund	PAGE 3	TSR-AR-00770X667

Pzena Mid Cap Value Fund
Institutional Class | PZIMX
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about the Pzena Mid Cap Value Fund for the period of March 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzimx/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$89	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Large-cap equities maintained market leadership in 2024, as the market reconsidered the prospect of a major decline in the Federal Funds rate. Mid-cap equities, which are more rate sensitive, traded up as the Federal Reserve began to cut interest rates, but gave up some of these gains amid inflation and growth concerns to start 2025. The Fund underperformed the Russell 1000 Index due to stock selection in the consumer discretionary, industrials, and technology sectors.

Top Contributors
↑	Equitable Holdings, Inc., CNO Financial Group, Inc., Delta Air Lines, Inc.

Top Detractors
↓	JELD-WEN Holding, Inc., Olin Corporation, Dollar General Corporation
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Pzena Mid Cap Value Fund	PAGE 1	TSR-AR-00770X659

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Pzena Mid Cap Value Fund - Institutional Class	-1.33	13.53	8.09
Russell 1000 Total Return	18.11	16.54	12.71
Russell Midcap Value Total Return	11.67	11.68	8.00
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzimx/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$135,244,048
Number of Holdings	41
Net Advisory Fee	$1,068,790
Portfolio Turnover	35%
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzimx/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
Humana, Inc.	4.5%
Baxter International, Inc.	4.5%
Dollar General Corp.	3.8%
Charter Communications, Inc. - Class A	3.7%
Delta Air Lines, Inc.	3.4%
Capital One Financial Corp.	3.2%
Dow, Inc.	3.1%
CH Robinson Worldwide, Inc.	3.1%
Fresenius Medical Care AG & Co. KGaA	3.1%
Lear Corp.	3.0%
Sector Breakdown (% of net assets)
Geographic Breakdown (% of Net Assets)
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
Based on the recommendation of Pzena Investment Management, LLC (the “Adviser”), the Audit Committee and Board of Trustees (“Board”) of Advisors Series Trust approved a change of the independent registered public accounting firm for the Fund, from Tait, Weller and Baker, LLP (“Tait”) to Deloitte LLP (“Deloitte”). At a meeting of the Board held on June 26, 2024, the Board accepted Tait’s resignation effective June 27, 2024. Deloitte’s engagement was approved by the Board. The Board noted that there were no disagreements or issues with Tait, but that the request was being made because the Adviser indicated that they had a preference for a larger independent public accounting firm for the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzimx/.
Pzena Mid Cap Value Fund	PAGE 2	TSR-AR-00770X659

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena Mid Cap Value Fund	PAGE 3	TSR-AR-00770X659

Pzena Emerging Markets Value Fund
Investor Class | PZVEX
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about the Pzena Emerging Markets Value Fund for the period of March 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pziex/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$149	1.42%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Emerging markets rose during the trailing 12 months, with broad-based strength across geographies. Chinese equities rebounded on hopes of supportive fiscal and monetary policy. While investors considered a potential recovery in the Chinese economy, many other emerging markets, across Asia, Latin America, and Eastern Europe, also posted strong returns.
China, Taiwan, and India drove absolute Fund performance during the past 12 months. On the other hand, South Korea and Brazil declined, against a backdrop of political and economic uncertainty in both markets. The Fund’s overweight to South Korea and Brazil, and stock selection in China caused the Fund to underperform the MSCI Emerging Markets Index.

Top Contributors
↑	Hon Hai Precision Industry Co., Ltd., Alibaba Group Holding Limited, Taiwan Semiconductor Manufacturing Co., Ltd.

Top Detractors
↓	Samsung Electronics Co., Ltd., PT Bank Rakyat Indonesia (Persero) Tbk Class B, Hankook Tire & Technology Co., Ltd.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Pzena Emerging Markets Value Fund	PAGE 1	TSR-AR-00770X683

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Pzena Emerging Markets Value Fund - Investor Class	9.57	10.47	5.92
MSCI EM (EMERGING MARKETS) Net (USD)	10.07	4.26	3.49
MSCI EM (EMERGING MARKETS) VALUE Net (USD)	7.05	5.33	2.81
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pziex/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$2,137,973,654
Number of Holdings	65
Net Advisory Fee	$18,965,253
Portfolio Turnover	22%
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pziex/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
Samsung Electronics Co., Ltd.	3.8%
China Overseas Land & Investment, Ltd.	3.7%
Alibaba Group Holding, Ltd.	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.5%
Weichai Power Co., Ltd.	2.9%
Ambev S.A.	2.7%
WH Group, Ltd.	2.6%
Cognizant Technology Solutions Corp.	2.6%
First American Government Obligations Fund - Class X	2.5%
China Merchants Bank Co., Ltd.	2.3%
Sector Breakdown (% of net assets)
Geographic Breakdown (% of Net Assets)
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
Based on the recommendation of Pzena Investment Management, LLC (the “Adviser”), the Audit Committee and Board of Trustees (“Board”) of Advisors Series Trust approved a change of the independent registered public accounting firm for the Fund, from Tait, Weller and Baker, LLP (“Tait”) to Deloitte LLP (“Deloitte”). At a meeting of the Board held on June 26, 2024, the Board accepted Tait’s resignation effective June 27, 2024. Deloitte’s engagement was approved by the Board. The Board noted that there were no disagreements or issues with Tait, but that the request was being made because the Adviser indicated that they had a preference for a larger independent public accounting firm for the Fund.
Pzena Emerging Markets Value Fund	PAGE 2	TSR-AR-00770X683

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pziex/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena Emerging Markets Value Fund	PAGE 3	TSR-AR-00770X683

Pzena Emerging Markets Value Fund
Institutional Class | PZIEX
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about the Pzena Emerging Markets Value Fund for the period of March 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pziex/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$113	1.08%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Emerging markets rose during the trailing 12 months, with broad-based strength across geographies. Chinese equities rebounded on hopes of supportive fiscal and monetary policy. While investors considered a potential recovery in the Chinese economy, many other emerging markets, across Asia, Latin America, and Eastern Europe, also posted strong returns.
China, Taiwan, and India drove absolute Fund performance during the past 12 months. On the other hand, South Korea and Brazil declined, against a backdrop of political and economic uncertainty in both markets. The Fund’s overweight to South Korea and Brazil, and stock selection in China caused the Fund to underperform the MSCI Emerging Markets Index.

Top Contributors
↑	Hon Hai Precision Industry Co., Ltd., Alibaba Group Holding Limited, Taiwan Semiconductor Manufacturing Co., Ltd.

Top Detractors
↓	Samsung Electronics Co., Ltd., PT Bank Rakyat Indonesia (Persero) Tbk Class B, Hankook Tire & Technology Co., Ltd.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Pzena Emerging Markets Value Fund	PAGE 1	TSR-AR-00770X675

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Pzena Emerging Markets Value Fund - Institutional Class	9.92	10.82	6.26
MSCI EM (EMERGING MARKETS) Net (USD)	10.07	4.26	3.49
MSCI EM (EMERGING MARKETS) VALUE Net (USD)	7.05	5.33	2.81
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pziex/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$2,137,973,654
Number of Holdings	65
Net Advisory Fee	$18,965,253
Portfolio Turnover	22%
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pziex/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
Samsung Electronics Co., Ltd.	3.8%
China Overseas Land & Investment, Ltd.	3.7%
Alibaba Group Holding, Ltd.	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.5%
Weichai Power Co., Ltd.	2.9%
Ambev S.A.	2.7%
WH Group, Ltd.	2.6%
Cognizant Technology Solutions Corp.	2.6%
First American Government Obligations Fund - Class X	2.5%
China Merchants Bank Co., Ltd.	2.3%
Sector Breakdown (% of net assets)
Geographic Breakdown (% of Net Assets)
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
Based on the recommendation of Pzena Investment Management, LLC (the “Adviser”), the Audit Committee and Board of Trustees (“Board”) of Advisors Series Trust approved a change of the independent registered public accounting firm for the Fund, from Tait, Weller and Baker, LLP (“Tait”) to Deloitte LLP (“Deloitte”). At a meeting of the Board held on June 26, 2024, the Board accepted Tait’s resignation effective June 27, 2024. Deloitte’s engagement was approved by the Board. The Board noted that there were no disagreements or issues with Tait, but that the request was being made because the Adviser indicated that they had a preference for a larger independent public accounting firm for the Fund.
Pzena Emerging Markets Value Fund	PAGE 2	TSR-AR-00770X675

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pziex/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena Emerging Markets Value Fund	PAGE 3	TSR-AR-00770X675

Pzena Small Cap Value Fund
Investor Class | PZVSX
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about the Pzena Small Cap Value Fund for the period of March 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzisx/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$128	1.31%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Large-cap equities maintained market leadership in 2024, as the market reconsidered the prospect of a major decline in the Federal Funds rate. Small-cap equities, which are more rate sensitive, traded up as the Federal Reserve began to cut interest rates, but gave up some of these gains amid inflation and growth concerns to start 2025. The Fund underperformed the Russell 2000 Index due to stock selection in the industrials, consumer discretionary, and basic materials sectors.

Top Contributors
↑	CNO Financial Group, Inc., Columbia Banking System, Inc., Old National Bancorp

Top Detractors
↓	JELD-WEN Holding, Inc., Adient plc, Olin Corporation
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Pzena Small Cap Value Fund	PAGE 1	TSR-AR-00770X410

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/27/2016)
Pzena Small Cap Value Fund - Investor Class	-4.15	11.98	7.48
Russell 2000 Total Return Index	6.69	9.39	8.83
Russell 2000 Value Total Return	7.58	10.32	8.19
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzisx/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$60,826,198
Number of Holdings	49
Net Advisory Fee	$314,713
Portfolio Turnover	30%
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzisx/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
First American Government Obligations Fund - Class X	3.9%
CNO Financial Group, Inc.	3.6%
Korn Ferry	3.1%
Spectrum Brands Holdings, Inc.	3.0%
Advance Auto Parts, Inc.	2.9%
Adient PLC	2.9%
Old National Bancorp of Indiana	2.9%
Douglas Dynamics, Inc.	2.8%
MRC Global, Inc.	2.8%
Associated Banc-Corp.	2.7%
Sector Breakdown (% of net assets)
Geographic Breakdown (% of Net Assets)
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
Based on the recommendation of Pzena Investment Management, LLC (the “Adviser”), the Audit Committee and Board of Trustees (“Board”) of Advisors Series Trust approved a change of the independent registered public accounting firm for the Fund, from Tait, Weller and Baker, LLP (“Tait”) to Deloitte LLP (“Deloitte”). At a meeting of the Board held on June 26, 2024, the Board accepted Tait’s resignation effective June 27, 2024. Deloitte’s engagement was approved by the Board. The Board noted that there were no disagreements or issues with Tait, but that the request was being made because the Adviser indicated that they had a preference for a larger independent public accounting firm for the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzisx/.
Pzena Small Cap Value Fund	PAGE 2	TSR-AR-00770X410

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena Small Cap Value Fund	PAGE 3	TSR-AR-00770X410

Pzena Small Cap Value Fund
Institutional Class | PZISX
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about the Pzena Small Cap Value Fund for the period of March 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzisx/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$98	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Large-cap equities maintained market leadership in 2024, as the market reconsidered the prospect of a major decline in the Federal Funds rate. Small-cap equities, which are more rate sensitive, traded up as the Federal Reserve began to cut interest rates, but gave up some of these gains amid inflation and growth concerns to start 2025. The Fund underperformed the Russell 2000 Index due to stock selection in the industrials, consumer discretionary, and basic materials sectors.

Top Contributors
↑	CNO Financial Group, Inc., Columbia Banking System, Inc., Old National Bancorp

Top Detractors
↓	JELD-WEN Holding, Inc., Adient plc, Olin Corporation
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Pzena Small Cap Value Fund	PAGE 1	TSR-AR-00770X394

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/27/2016)
Pzena Small Cap Value Fund - Institutional Class	-3.90	12.27	7.79
Russell 2000 Total Return Index	6.69	9.39	8.83
Russell 2000 Value Total Return	7.58	10.32	8.19
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzisx/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$60,826,198
Number of Holdings	49
Net Advisory Fee	$314,713
Portfolio Turnover	30%
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzisx/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
First American Government Obligations Fund - Class X	3.9%
CNO Financial Group, Inc.	3.6%
Korn Ferry	3.1%
Spectrum Brands Holdings, Inc.	3.0%
Advance Auto Parts, Inc.	2.9%
Adient PLC	2.9%
Old National Bancorp of Indiana	2.9%
Douglas Dynamics, Inc.	2.8%
MRC Global, Inc.	2.8%
Associated Banc-Corp.	2.7%
Sector Breakdown (% of net assets)
Geographic Breakdown (% of Net Assets)
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
Based on the recommendation of Pzena Investment Management, LLC (the “Adviser”), the Audit Committee and Board of Trustees (“Board”) of Advisors Series Trust approved a change of the independent registered public accounting firm for the Fund, from Tait, Weller and Baker, LLP (“Tait”) to Deloitte LLP (“Deloitte”). At a meeting of the Board held on June 26, 2024, the Board accepted Tait’s resignation effective June 27, 2024. Deloitte’s engagement was approved by the Board. The Board noted that there were no disagreements or issues with Tait, but that the request was being made because the Adviser indicated that they had a preference for a larger independent public accounting firm for the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzisx/.
Pzena Small Cap Value Fund	PAGE 2	TSR-AR-00770X394

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena Small Cap Value Fund	PAGE 3	TSR-AR-00770X394

Pzena International Small Cap Value Fund
Investor Class | PZVIX
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about the Pzena International Small Cap Value Fund for the period of March 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pziix/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$150	1.44%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
International small cap equities rose during the trailing 12 months. Investors reacted positively to directionally dovish interest rate policy in Europe and rate hikes in Japan. The Fund rose during the period but underperformed the MSCI World ex USA IMI. Stock selection in the industrials and consumer staples sectors, and stock selection in the United Kingdom were the largest drivers of underperformance relative to the MSCI World ex USA IMI.

Top Contributors
↑	BPER Banca S.p.A., Unicaja Banco S.A., Yue Yuen Industrial (Holdings) Limited

Top Detractors
↓	ams-OSRAM AG, Nexity SA, Umicore SA
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Pzena International Small Cap Value Fund	PAGE 1	TSR-AR-00770X352

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/02/2018)
Pzena International Small Cap Value Fund - Investor Class	8.66	12.17	4.99
MSCI World ex-USA IMI Index Gross (USD)	9.74	9.08	6.41
MSCI WORLD ex USA SMALL CAP Net (USD)	7.13	6.20	3.45
MSCI World ex USA Small Cap Value index Net (USD)	9.27	7.11	3.99
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pziix/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$64,146,738
Number of Holdings	47
Net Advisory Fee	$94,100
Portfolio Turnover	39%
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pziix/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
First American Government Obligations Fund - Class X	25.0%
Origin Enterprises PLC	3.5%
Senior PLC	3.4%
Signify N.V.	3.0%
Pennon Group PLC	2.7%
C&C Group PLC	2.6%
Sabre Insurance Group PLC	2.6%
Elders Ltd.	2.5%
Nexity SA	2.2%
Anima Holding S.p.A.	2.2%
Sector Breakdown (% of net assets)
Geographic Breakdown (% of Net Assets)
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
Based on the recommendation of Pzena Investment Management, LLC (the “Adviser”), the Audit Committee and Board of Trustees (“Board”) of Advisors Series Trust approved a change of the independent registered public accounting firm for the Fund, from Tait, Weller and Baker, LLP (“Tait”) to Deloitte LLP (“Deloitte”). At a meeting of the Board held on June 26, 2024, the Board accepted Tait’s resignation effective June 27, 2024. Deloitte’s engagement was approved by the Board. The Board noted that there were no disagreements or issues with Tait, but that the request was being made because the Adviser indicated that they had a preference for a larger independent public accounting firm for the Fund.
Pzena International Small Cap Value Fund	PAGE 2	TSR-AR-00770X352

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pziix/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena International Small Cap Value Fund	PAGE 3	TSR-AR-00770X352

Pzena International Small Cap Value Fund
Institutional Class | PZIIX
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about the Pzena International Small Cap Value Fund for the period of March 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pziix/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$121	1.16%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
International small cap equities rose during the trailing 12 months. Investors reacted positively to directionally dovish interest rate policy in Europe and rate hikes in Japan. The Fund rose during the period but underperformed the MSCI World ex USA IMI. Stock selection in the industrials and consumer staples sectors, and stock selection in the United Kingdom were the largest drivers of underperformance relative to the MSCI World ex USA IMI.

Top Contributors
↑	BPER Banca S.p.A., Unicaja Banco S.A., Yue Yuen Industrial (Holdings) Limited

Top Detractors
↓	ams-OSRAM AG, Nexity SA, Umicore SA
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Pzena International Small Cap Value Fund	PAGE 1	TSR-AR-00770X345

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/02/2018)
Pzena International Small Cap Value Fund - Institutional Class	8.99	12.46	5.27
MSCI World ex-USA IMI Index Gross (USD)	9.74	9.08	6.41
MSCI WORLD ex USA SMALL CAP Net (USD)	7.13	6.20	3.45
MSCI World ex USA Small Cap Value index Net (USD)	9.27	7.11	3.99
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pziix/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$64,146,738
Number of Holdings	47
Net Advisory Fee	$94,100
Portfolio Turnover	39%
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pziix/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
First American Government Obligations Fund - Class X	25.0%
Origin Enterprises PLC	3.5%
Senior PLC	3.4%
Signify N.V.	3.0%
Pennon Group PLC	2.7%
C&C Group PLC	2.6%
Sabre Insurance Group PLC	2.6%
Elders Ltd.	2.5%
Nexity SA	2.2%
Anima Holding S.p.A.	2.2%
Sector Breakdown (% of net assets)
Geographic Breakdown (% of Net Assets)
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
Based on the recommendation of Pzena Investment Management, LLC (the “Adviser”), the Audit Committee and Board of Trustees (“Board”) of Advisors Series Trust approved a change of the independent registered public accounting firm for the Fund, from Tait, Weller and Baker, LLP (“Tait”) to Deloitte LLP (“Deloitte”). At a meeting of the Board held on June 26, 2024, the Board accepted Tait’s resignation effective June 27, 2024. Deloitte’s engagement was approved by the Board. The Board noted that there were no disagreements or issues with Tait, but that the request was being made because the Adviser indicated that they had a preference for a larger independent public accounting firm for the Fund.
Pzena International Small Cap Value Fund	PAGE 2	TSR-AR-00770X345

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pziix/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena International Small Cap Value Fund	PAGE 3	TSR-AR-00770X345

Pzena International Value Fund
Investor Class | PZVNX
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about the Pzena International Value Fund for the period of March 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzinx/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$108	0.99%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
International equity markets posted strong returns over the last 12 months. European markets edged higher on interest rate cut expectations and improving economic sentiment. Meanwhile, fiscal and monetary stimulus announcements from the CCP boosted Chinese stocks. The Fund rose during the period and outperformed the MSCI EAFE Index. Stock selection in the information technology and financials sectors, and stock selection in the United Kingdom were the largest drivers of outperformance.

Top Contributors
↑	Hon Hai Precision Industry Co., Ltd. Sponsored GDR RegS, Alibaba Group Holding Limited, CaixaBank SA

Top Detractors
↓	Magna International Inc., Randstad NV, Galaxy Entertainment Group Limited
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/28/2021)
Pzena International Value Fund - Investor Class	18.67	5.38
MSCI EAFE Net (USD)	8.77	3.64
MSCI EAFE VALUE Net (USD)	15.09	6.97
Pzena International Value Fund	PAGE 1	TSR-AR-00770X287

Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzinx/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$98,499,998
Number of Holdings	69
Net Advisory Fee	$358,480
Portfolio Turnover	21%
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzinx/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
Daimler Truck Holding AG	3.2%
Roche Holding AG	2.8%
Sanofi	2.8%
Alibaba Group Holding, Ltd.	2.7%
BASF SE	2.7%
Reckitt Benckiser Group PLC	2.6%
Teleperformance SE	2.6%
HSBC Holdings PLC	2.5%
CaixaBank S.A.	2.5%
Bank of Ireland Group PLC	2.3%
Sector Breakdown (% of net assets)
Geographic Breakdown (% of Net Assets)
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
Based on the recommendation of Pzena Investment Management, LLC (the “Adviser”), the Audit Committee and Board of Trustees (“Board”) of Advisors Series Trust approved a change of the independent registered public accounting firm for the Fund, from Tait, Weller and Baker, LLP (“Tait”) to Deloitte LLP (“Deloitte”). At a meeting of the Board held on June 26, 2024, the Board accepted Tait’s resignation effective June 27, 2024. Deloitte’s engagement was approved by the Board. The Board noted that there were no disagreements or issues with Tait, but that the request was being made because the Adviser indicated that they had a preference for a larger independent public accounting firm for the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzinx/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena International Value Fund	PAGE 2	TSR-AR-00770X287

Pzena International Value Fund
Institutional Class | PZINX
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about the Pzena International Value Fund for the period of March 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzinx/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$81	0.74%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
International equity markets posted strong returns over the last 12 months. European markets edged higher on interest rate cut expectations and improving economic sentiment. Meanwhile, fiscal and monetary stimulus announcements from the CCP boosted Chinese stocks. The Fund rose during the period and outperformed the MSCI EAFE Index. Stock selection in the information technology and financials sectors, and stock selection in the United Kingdom were the largest drivers of outperformance.

Top Contributors
↑	Hon Hai Precision Industry Co., Ltd. Sponsored GDR RegS, Alibaba Group Holding Limited, CaixaBank SA

Top Detractors
↓	Magna International Inc., Randstad NV, Galaxy Entertainment Group Limited
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/28/2021)
Pzena International Value Fund - Institutional Class	18.97	5.64
MSCI EAFE Net (USD)	8.77	3.64
MSCI EAFE VALUE Net (USD)	15.09	6.97
Pzena International Value Fund	PAGE 1	TSR-AR-00770X279

Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzinx/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$98,499,998
Number of Holdings	69
Net Advisory Fee	$358,480
Portfolio Turnover	21%
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzinx/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
Daimler Truck Holding AG	3.2%
Roche Holding AG	2.8%
Sanofi	2.8%
Alibaba Group Holding, Ltd.	2.7%
BASF SE	2.7%
Reckitt Benckiser Group PLC	2.6%
Teleperformance SE	2.6%
HSBC Holdings PLC	2.5%
CaixaBank S.A.	2.5%
Bank of Ireland Group PLC	2.3%
Sector Breakdown (% of net assets)
Geographic Breakdown (% of Net Assets)
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
Based on the recommendation of Pzena Investment Management, LLC (the “Adviser”), the Audit Committee and Board of Trustees (“Board”) of Advisors Series Trust approved a change of the independent registered public accounting firm for the Fund, from Tait, Weller and Baker, LLP (“Tait”) to Deloitte LLP (“Deloitte”). At a meeting of the Board held on June 26, 2024, the Board accepted Tait’s resignation effective June 27, 2024. Deloitte’s engagement was approved by the Board. The Board noted that there were no disagreements or issues with Tait, but that the request was being made because the Adviser indicated that they had a preference for a larger independent public accounting firm for the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzinx/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena International Value Fund	PAGE 2	TSR-AR-00770X279

(b) Not Applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Joe D. Redwine, Ms. Michele Rackey, Ms. Anne Kritzmire and Mr. Craig Wainscott are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant including the review of federal income tax returns, review of federal excise tax returns, review of state tax returns, if any, and assistance with calculation of required income, capital gain and excise distributions. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 2/28/2025	FYE 2/29/2024
(a) Audit Fees	$125,000	$94,500
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$25,000	$18,000
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Deloitte and Touche LLP (FYE 2/28/2025) and Tait, Weller & Baker LLP (FYE 2/29/2024) and applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2/28/2025	FYE 2/29/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) During the audit of the registrant’s financial statements, 100 percent of the hours were attributed to work performed by persons other than full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 2/28/2025	FYE 2/29/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	$30,000	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

PZENA FUNDS
Pzena Mid Cap Value Fund
Pzena Emerging Markets Value Fund
Pzena Small Cap Value Fund
Pzena International Small Cap Value Fund
Pzena International Value Fund
Annual Financial Statements and Other Information
February 28, 2025

Pzena Mid Cap Value Fund
Schedule of Investments
February 28, 2025

	Shares	Value
COMMON STOCKS - 97.7%
Basic Materials - 5.1%
FMC Corp.	46,641	$1,721,053
Huntsman Corp.	164,768	2,789,522
Olin Corp.	96,706	2,455,365
		6,965,940
Consumer Discretionary - 19.2%
Advance Auto Parts, Inc.	103,236	3,809,408
Delta Air Lines, Inc.	75,729	4,552,827
Dollar General Corp.	69,344	5,143,938
Lear Corp.	43,418	4,080,858
LKQ Corp.	19,528	823,886
Magna International, Inc.	94,604	3,446,424
Newell Brands, Inc.	362,136	2,324,913
PVH Corp.	22,915	1,714,959
		25,897,213
Consumer Staples - 2.8%
Tyson Foods, Inc. - Class A	61,963	3,800,811
Energy - 1.6%
NOV, Inc.	146,001	2,178,335
Financials - 18.9%
CNO Financial Group, Inc.	69,126	2,881,863
Comerica, Inc.	27,060	1,740,770
Corebridge Financial, Inc.	106,992	3,710,483
Equitable Holdings, Inc.	64,968	3,574,539
Fifth Third Bancorp	73,649	3,201,522
Globe Life, Inc.	29,387	3,744,785
KeyCorp	74,061	1,282,737
MetLife, Inc.	23,311	2,008,942
Voya Financial, Inc.	47,312	3,418,765
		25,564,406
Health Care - 17.0%
Baxter International, Inc.	176,720	6,098,607
Fresenius Medical Care AG & Co. KGaA - ADR	173,038	4,189,250
Henry Schein, Inc.(a)	45,140	3,257,754
Humana, Inc.	22,701	6,138,805
Universal Health Services, Inc. - Class B	18,660	3,270,165
		22,954,581

	Shares	Value
Industrials - 15.7%
Capital One Financial Corp.	21,262	$4,264,094
CH Robinson Worldwide, Inc.	41,395	4,206,560
Dow, Inc.	111,463	4,247,855
Global Payments, Inc.	33,775	3,555,832
JELD-WEN Holding, Inc.(a)	273,350	1,503,425
Robert Half, Inc.	59,502	3,515,973
		21,293,739
Technology - 13.7%
Avnet, Inc.	70,589	3,567,568
Cognizant Technology Solutions Corp. - Class A	40,969	3,413,947
Concentrix Corp.	70,148	3,167,884
Skyworks Solutions, Inc.	37,013	2,467,286
SS&C Technologies Holdings, Inc.	35,534	3,164,303
TE Connectivity PLC	17,304	2,665,335
		18,446,323
Telecommunications - 3.7%
Charter Communications, Inc. - Class A(a)	13,593	4,942,007
TOTAL COMMON STOCKS (Cost $129,322,497)		132,043,355
SHORT-TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%
First American Government Obligations Fund - Class X, 4.29%(b)	3,001,668	3,001,668
TOTAL SHORT-TERM INVESTMENTS (Cost $3,001,668)		3,001,668
TOTAL INVESTMENTS - 99.9% (Cost $132,324,165)		135,045,023
Other Assets in Excess of Liabilities - 0.1%		199,025
TOTAL NET ASSETS - 100.0%		$135,244,048

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
The accompanying notes are an integral part of these financial statements.

1

Pzena Emerging Markets Value Fund
Schedule of Investments
February 28, 2025

	Shares	Value
COMMON STOCKS - 92.9%
Brazil - 8.8%
Ambev S.A.	27,818,500	$57,738,159
Banco do Brasil S.A.	7,145,700	33,072,673
Natura & Co. Holding S.A.	18,288,700	40,226,349
Neoenergia S.A.	5,704,950	18,933,653
Vale S.A.	3,970,100	37,316,304
		187,287,138
China - 26.6%(a)
Alibaba Group Holding, Ltd.	4,731,200	77,565,144
Baidu, Inc. - ADR(b)	134,228	11,604,011
Baidu, Inc. - Class A(b)	3,303,900	35,473,046
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. - Class A	12,983,766	23,014,666
China Merchants Bank Co., Ltd. - Class H	8,248,000	48,255,315
China Overseas Land & Investment, Ltd.	43,153,618	79,903,318
GF Securities Co., Ltd. - Class H	10,758,400	14,220,862
Haier Smart Home Co., Ltd. - Class H	14,751,400	46,945,455
Ping An Insurance Group Co. of China, Ltd. - Class H	4,947,000	29,228,904
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	35,177,200	22,932,655
Tencent Holdings, Ltd.	778,200	47,890,462
Weichai Power Co., Ltd. - Class H	31,964,000	62,801,437
Zhejiang Longsheng Group Co., Ltd. - Class A	13,845,905	17,870,099
Zhongsheng Group Holdings, Ltd.	15,482,500	25,243,261
ZTO Express Cayman, Inc. - ADR	1,378,959	26,738,015
		569,686,650
Hong Kong - 7.8%
Galaxy Entertainment Group, Ltd.	8,808,000	36,128,764
Man Wah Holdings, Ltd.	30,087,845	17,951,228
Pacific Basin Shipping, Ltd.	201,210,066	40,619,490
WH Group, Ltd.(c)	69,136,700	56,361,561
Yue Yuen Industrial (Holdings), Ltd.	7,769,500	15,884,564
		166,945,607
Hungary - 4.4%
MOL Hungarian Oil & Gas PLC	2,849,585	21,127,499
OTP Bank PLC	664,516	40,698,075
Richter Gedeon PLC	1,179,646	32,737,420
		94,562,994
India - 4.5%
HDFC Bank, Ltd.	2,185,782	43,274,131
Shriram Finance Ltd.	2,610,805	18,418,067
UPL Ltd.	4,766,890	34,480,843
		96,173,041
Indonesia - 1.4%
Bank Rakyat Indonesia Persero Tbk	148,075,000	30,007,961

	Shares	Value
Kazakhstan - 1.1%
Kaspi.KZ JSC - ADR	214,914	$22,510,092
Peru - 1.9%
Credicorp, Ltd.	222,974	40,808,702
Republic of Korea - 12.8%
DB Insurance Co., Ltd.	381,345	23,825,916
Hankook Tire & Technology Co., Ltd.	1,458,367	37,782,562
Hyundai Mobis Co., Ltd.	235,812	39,573,345
KB Financial Group, Inc.	675,120	36,135,003
Orion Corp./Republic of Korea	413,840	28,826,506
Samsung Electronics Co., Ltd.	2,182,367	81,303,576
Shinhan Financial Group Co., Ltd.	816,270	25,583,416
		273,030,324
Romania - 0.5%
Banca Transilvania S.A.	1,633,288	9,736,340
Russia - 0.0%(d)
Sberbank of Russia PJSC - ADR(b)(e)	408,511	4,085
Saudi Arabia - 1.0%
Saudi Arabian Oil Co.(c)	2,821,148	20,385,865
Singapore - 2.0%
Wilmar International, Ltd.	17,918,300	42,560,023
South Africa - 1.0%
Sasol, Ltd.	5,099,995	22,081,806
Taiwan - 7.3%
Compal Electronics, Inc.	15,767,161	18,644,292
Hon Hai Precision Industry Co., Ltd.	3,617,132	19,181,134
Nien Made Enterprise Co., Ltd.	1,787,000	24,289,585
Taiwan Semiconductor Manufacturing Co., Ltd.	2,356,000	74,673,981
United Integrated Services Co., Ltd.	1,516,000	20,074,728
		156,863,720
Thailand - 4.5%
Bangkok Bank Public Co., Ltd. - NVDR	4,268,000	18,921,706
Bangkok Bank Public Co., Ltd.	5,287,900	23,443,320
Indorama Ventures PCL - NVDR	33,708,600	18,840,713
SCB X PCL	10,060,900	35,918,642
		97,124,381
Turkey - 0.9%
Akbank T.A.S.	10,545,699	19,452,663
United Arab Emirates - 0.6%
Abu Dhabi Commercial Bank PJSC	4,291,114	13,366,100

The accompanying notes are an integral part of these financial statements.

2

Pzena Emerging Markets Value Fund
Schedule of Investments
February 28, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
United Kingdom - 1.2%
Standard Chartered PLC	1,621,288	$25,880,078
United States - 2.6%
Cognizant Technology Solutions Corp. - Class A	667,067	55,586,693
Smithfield Foods, Inc.(b)	7,434	154,926
		55,741,619
Vietnam - 2.0%
Vietnam Dairy Products JSC	17,444,010	42,458,127
TOTAL COMMON STOCKS (Cost $1,890,345,700)		1,986,667,316
PREFERRED STOCKS - 4.6%
Brazil - 4.6%
Cia Energetica de Minas Gerais, 0.00%	22,011,363	41,460,687
Itau Unibanco Holding S.A., 0.00%	4,903,243	26,807,876
Petroleo Brasileiro S.A., 0.00%	5,033,500	30,828,601
TOTAL PREFERRED STOCKS (Cost $92,906,986)		99,097,164
SHORT-TERM INVESTMENTS - 2.5%
Money Market Funds - 2.5%
First American Government Obligations Fund - Class X, 4.29%(f)	53,028,265	53,028,265
TOTAL SHORT-TERM INVESTMENTS (Cost $53,028,265)		53,028,265
TOTAL INVESTMENTS - 100.0% (Cost $2,036,280,951)		2,138,792,745
Liabilities in Excess of Other Assets - (0.0)%(d)		(819,091)
TOTAL NET ASSETS - 100.0%		$2,137,973,654

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
NVDR - Non-Voting Depositary Receipt
(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $76,747,426 or 3.6% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $4,085 or 0.0% of net assets as of February 28, 2025.

(f)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
The accompanying notes are an integral part of these financial statements.

3

Pzena Small Cap Value Fund
Schedule of Investments
February 28, 2025

	Shares	Value
COMMON STOCKS - 95.1%
Basic Materials - 8.6%
Huntsman Corp.	71,365	$1,208,209
Koppers Holdings, Inc.	42,451	1,235,749
Olin Corp.	46,737	1,186,652
Orion S.A.	114,294	1,597,830
		5,228,440
Consumer Discretionary - 20.0%
Adient PLC(a)	110,892	1,755,420
Advance Auto Parts, Inc.	47,665	1,758,839
Dana, Inc.	52,156	775,560
Genesco, Inc.(a)	24,756	905,327
Haverty Furniture Cos., Inc.	27,289	623,008
Helen of Troy Ltd.(a)	22,299	1,227,114
Hooker Furnishings Corp.	23,915	312,569
Malibu Boats, Inc. - Class A(a)	44,655	1,490,584
Newell Brands, Inc.	149,975	962,840
PVH Corp.	10,441	781,404
Steelcase, Inc. - Class A	127,165	1,546,326
		12,138,991
Consumer Staples - 7.1%
Spectrum Brands Holdings, Inc.	23,258	1,801,099
Universal Corp.	28,937	1,551,313
USANA Health Sciences, Inc.(a)	31,417	929,629
		4,282,041
Energy - 4.8%
MRC Global, Inc.(a)	138,777	1,688,916
NOV, Inc.	82,597	1,232,347
		2,921,263
Financials - 22.3%
Associated Banc-Corp.	64,954	1,614,107
Bread Financial Holdings, Inc.	22,516	1,215,864
CNO Financial Group, Inc.	53,172	2,216,741
Columbia Banking System, Inc.	46,268	1,236,743
Globe Life, Inc.	5,851	745,593
Old National Bancorp of Indiana	73,401	1,743,274
Synovus Financial Corp.	18,040	935,915
Univest Financial Corp.	33,930	1,036,901
Webster Financial Corp.	27,906	1,571,666
WSFS Financial Corp.	23,212	1,260,179
		13,576,983
Health Care - 5.4%
Envista Holdings Corp.(a)	61,727	1,233,305
Phibro Animal Health Corp. - Class A	34,533	785,281
Varex Imaging Corp.(a)	98,062	1,261,077
		3,279,663

	Shares	Value
Industrials - 20.4%
ABM Industries, Inc.	24,078	$1,308,158
American Woodmark Corp.(a)	15,095	937,098
Douglas Dynamics, Inc.	63,003	1,703,601
JELD-WEN Holding, Inc.(a)	153,098	842,039
Korn Ferry	28,442	1,867,217
Masterbrand, Inc.(a)	61,946	866,625
Resideo Technologies, Inc.(a)	71,143	1,366,657
Shyft Group, Inc.	118,873	1,191,107
TriMas Corp.	78,577	1,610,043
TrueBlue, Inc.(a)	112,190	704,553
		12,397,098
Real Estate - 1.0%
Marcus & Millichap, Inc.	16,268	625,993
Technology - 5.5%
Avnet, Inc.	24,376	1,231,963
Concentrix Corp.	29,410	1,328,156
ScanSource, Inc.(a)	21,728	795,462
		3,355,581
TOTAL COMMON STOCKS (Cost $61,359,858)		57,806,053
REAL ESTATE INVESTMENT TRUSTS - 1.0%
Real Estate - 1.0%
DiamondRock Hospitality Co.	74,938	616,740
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $670,561)		616,740
SHORT-TERM INVESTMENTS - 3.9%
Money Market Funds - 3.9%
First American Government Obligations Fund - Class X, 4.29%(b)	2,392,167	2,392,167
TOTAL SHORT-TERM INVESTMENTS (Cost $2,392,167)		2,392,167
TOTAL INVESTMENTS - 100.0% (Cost $64,422,586)		60,814,960
Other Assets in Excess of Liabilities - 0.0%(c)		11,238
TOTAL NET ASSETS - 100.0%		$60,826,198

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

4

Pzena International Small Cap Value Fund
Schedule of Investments
February 28, 2025

	Shares	Value
COMMON STOCKS - 84.5%
Australia - 4.2%
Elders, Ltd.	364,871	$1,600,669
Perenti, Ltd.	1,378,672	1,094,999
		2,695,668
Belgium - 2.2%
Umicore SA	152,760	1,388,165
Canada - 5.7%
Linamar Corp.	30,715	1,109,073
Spin Master Corp.(a)	74,649	1,414,294
Transcontinental, Inc. - Class A	92,844	1,113,422
		3,636,789
Denmark - 2.2%
Solar A/S - Class B	36,392	1,389,500
Finland - 1.7%
Nokian Renkaat Oyj	170,309	1,107,727
France - 3.2%
Nexity SA(b)	129,191	1,423,260
Rexel S.A.	22,086	597,061
		2,020,321
Germany - 5.7%
Aurubis AG	16,139	1,397,109
Duerr AG	53,617	1,402,733
Hornbach Holding AG & Co. KGaA	10,303	849,686
		3,649,528
Hong Kong - 4.6%
Pacific Basin Shipping, Ltd.	2,589,929	522,845
VTech Holdings, Ltd.	195,500	1,351,171
Yue Yuen Industrial (Holdings), Ltd.	540,000	1,104,017
		2,978,033
Ireland - 9.0%
Bank of Ireland Group PLC	39,508	464,756
C&C Group PLC	913,120	1,683,859
Origin Enterprises PLC	723,471	2,228,974
Permanent TSB Group Holdings PLC(b)	877,314	1,401,533
		5,779,122
Italy - 4.3%
Anima Holding S.p.A.(a)	196,595	1,414,316
Ariston Holding NV	215,547	825,079
BPER Banca SPA	72,148	549,947
		2,789,342
Japan - 16.2%
DIC Corp.	15,900	338,523
Fukuoka Financial Group, Inc.	40,100	1,045,288

	Shares	Value
Kanto Denka Kogyo Co., Ltd.	229,900	$1,347,008
KH Neochem Co., Ltd.	83,100	1,374,005
Sankyu, Inc.	13,900	544,052
Sawai Group Holdings Co., Ltd.	100,400	1,271,882
Teijin, Ltd.	74,700	655,272
Tokai Carbon Co., Ltd.	219,400	1,335,915
Toyota Boshoku Corp.	101,900	1,359,930
Zeon Corp.	110,900	1,087,009
		10,358,884
Netherlands - 3.0%
Signify N.V.(a)	91,128	1,936,017
New Zealand - 2.0%
Fletcher Building, Ltd.(b)	669,580	1,263,045
Republic of Korea - 2.0%
WONIK IPS Co., Ltd.	73,847	1,279,665
Spain - 2.2%
Unicaja Banco S.A.(a)	805,049	1,396,324
Switzerland - 0.4%
Ferrexpo PLC(b)	301,096	282,924
United Kingdom - 15.9%
Burberry Group PLC	32,213	440,053
Hays PLC	1,582,138	1,400,078
Ibstock PLC	686,240	1,413,949
Pennon Group PLC	324,067	1,707,203
Sabre Insurance Group PLC(a)	1,023,722	1,650,874
Senior PLC	1,085,992	2,207,556
Travis Perkins PLC	103,094	845,522
Wizz Air Holdings PLC(b)	26,776	562,479
		10,227,714
TOTAL COMMON STOCKS (Cost $54,280,307)		54,178,768
SHORT-TERM INVESTMENTS - 25.0%
Money Market Funds - 25.0%
First American Government Obligations Fund - Class X, 4.29%(c)	16,063,658	16,063,658
TOTAL SHORT-TERM INVESTMENTS (Cost $16,063,658)		16,063,658
TOTAL INVESTMENTS - 109.5% (Cost $70,343,965)		70,242,426
Liabilities in Excess of Other Assets - (9.5)%		(6,095,688)
TOTAL NET ASSETS - 100.0%		$64,146,738

The accompanying notes are an integral part of these financial statements.

5

Pzena International Small Cap Value Fund
Schedule of Investments
February 28, 2025(Continued)
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $7,811,825 or 12.2% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
The accompanying notes are an integral part of these financial statements.

6

Pzena International Value Fund
Schedule of Investments
February 28, 2025

	Shares	Value
COMMON STOCKS - 97.6%
Brazil - 1.6%
Ambev S.A.	415,600	$862,591
Ambev S.A. - ADR	13,543	28,034
Banco do Brasil S.A.	151,600	701,655
		1,592,280
Canada - 1.6%
Magna International, Inc.	26,252	956,086
Magna International, Inc.(d)	16,876	614,793
		1,570,879
China - 5.8%
Alibaba Group Holding, Ltd.	162,400	2,662,449
Alibaba Group Holding, Ltd. - ADR	563	74,603
China Merchants Bank Co., Ltd. - Class H	103,000	602,606
China Overseas Land & Investment, Ltd.	368,500	682,315
Haier Smart Home Co., Ltd. - Class H	266,600	848,439
Weichai Power Co., Ltd. - Class H	415,000	815,374
		5,685,786
Denmark - 2.3%
Danske Bank A/S	66,553	2,233,754
Finland - 1.4%
Nokia Oyj - ADR	300,103	1,440,494
France - 13.9%
Accor S.A.	23,123	1,152,804
Amundi S.A.(a)	23,145	1,651,860
Arkema SA	17,265	1,422,049
Cie Generale des Etablissements Michelin SCA	63,484	2,249,622
Rexel S.A.	72,737	1,966,334
Sanofi	25,158	2,723,564
Teleperformance SE	26,232	2,521,455
		13,687,688
Germany - 13.6%
BASF SE	51,553	2,631,690
Bayer AG	60,151	1,417,058
Continental AG	28,981	2,078,597
Daimler Truck Holding AG	71,607	3,128,010
Evonik Industries AG	50,443	1,002,591
Fresenius Medical Care AG & Co. KGaA	41,170	1,981,647
Mercedes-Benz Group AG	19,660	1,218,973
		13,458,566
Hong Kong - 1.1%
Galaxy Entertainment Group, Ltd.	257,000	1,054,166
Hungary - 0.6%
OTP Bank PLC	9,105	557,633

	Shares	Value
Indonesia - 0.5%
Bank Rakyat Indonesia Persero Tbk	2,326,300	$471,434
Ireland - 3.9%
Bank of Ireland Group PLC	193,578	2,277,176
Medtronic PLC	16,754	1,541,703
		3,818,879
Italy - 1.9%
Enel S.p.A.	253,650	1,857,400
Japan - 15.0%
Bridgestone Corp.	26,000	1,008,324
Fukuoka Financial Group, Inc.	26,200	682,956
Iida Group Holdings Co., Ltd.	32,000	477,337
Komatsu, Ltd.	72,200	2,141,995
Minebea Mitsumi, Inc.	76,500	1,169,339
Olympus Corp.	63,300	860,764
Resona Holdings, Inc.	227,900	1,762,219
Sumitomo Mitsui Financial Group, Inc.	24,000	604,564
Suntory Beverage & Food, Ltd.	53,400	1,706,629
T&D Holdings, Inc.	29,400	612,276
Takeda Pharmaceutical Co., Ltd.	28,200	811,896
TDK Corp.	157,500	1,659,382
Toray Industries, Inc.	188,100	1,244,545
		14,742,226
Luxembourg - 2.2%
ArcelorMittal S.A.	77,270	2,199,492
Netherlands - 4.3%
ING Groep N.V.	111,878	1,989,685
Koninklijke Philips N.V.(b)	32,865	855,044
Randstad N.V.	34,841	1,398,353
		4,243,082
Norway - 2.2%
Equinor ASA	93,378	2,133,966
Republic of Korea - 1.9%
Samsung Electronics Co., Ltd.	37,527	1,398,060
Shinhan Financial Group Co., Ltd.	12,850	402,743
Shinhan Financial Group Co., Ltd. - ADR	3,710	118,534
		1,919,337
Spain - 2.5%
CaixaBank S.A.	350,085	2,428,831
Switzerland - 7.1%
Julius Baer Group, Ltd.	32,618	2,189,103
Roche Holding AG	8,409	2,786,392
UBS Group AG	59,187	2,025,448
		7,000,943

The accompanying notes are an integral part of these financial statements.

7

Pzena International Value Fund
Schedule of Investments
February 28, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Taiwan - 0.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	3,000	$95,086
United Kingdom - 14.1%
Barclays PLC	352,841	1,381,662
HSBC Holdings PLC	212,342	2,493,679
J Sainsbury PLC	576,174	1,874,243
NatWest Group PLC	185,487	1,117,150
Reckitt Benckiser Group PLC	39,568	2,608,070
Shell PLC	58,240	1,942,662
Standard Chartered PLC	76,485	1,220,905
Tesco PLC	204,097	976,096
Travis Perkins PLC	40,169	329,445
		13,943,912
TOTAL COMMON STOCKS (Cost $85,286,492)		96,135,834
SHORT-TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%
First American Government Obligations Fund - Class X, 4.29%(c)	2,178,422	2,178,422
TOTAL SHORT-TERM INVESTMENTS (Cost $2,178,422)		2,178,422
TOTAL INVESTMENTS - 99.8% (Cost $87,464,914)		98,314,256
Other Assets in Excess of Liabilities - 0.2%		185,742
TOTAL NET ASSETS - 100.0%		$98,499,998

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $1,651,860 or 1.7% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(d)	U.S. Traded Foreign Security.
The accompanying notes are an integral part of these financial statements.

8

Pzena Funds
Statements of Assets and Liabilities
February 28, 2025

	Pzena Mid Cap Value Fund	Pzena Emerging Markets Value Fund	Pzena Small Cap Value Fund
ASSETS:
Investments in securities, at value (cost $132,324,165, $2,036,280,951, and $64,422,586, respectively)	$135,045,023	$2,138,792,745	$60,814,960
Cash	13,074	—	—
Foreign currency, at value (cost $0, $620,674,and $0, respectively)	—	619,201	—
Receivables:
Fund shares sold	38,675	2,133,084	369,966
Securities Sold	—	3,851,767	—
Dividends and interest	338,081	6,229,112	63,960
Dividend tax reclaim	32,307	77,585	—
Prepaid expenses	25,311	73,259	19,628
Total assets	135,492,471	2,151,776,753	61,268,514
LIABILITIES:
Payables:
Non-U.S. Taxes	—	3,576,391	—
Fund shares redeemed	100,790	8,176,657	89,604
Securities purchased	—	4,511	252,741
Due to Adviser (Note 4)	78,501	1,542,813	26,140
Audit fees	19,500	19,500	19,500
Administration fees	18,447	140,612	19,735
12b-1 distribution fees - Investor Class	6,929	47,280	3,234
Transfer agent fees and expenses	6,211	29,149	7,171
Chief Compliance Officer fee	2,750	2,750	2,750
Legal fees	2,604	2,930	2,930
Shareholder reporting	2,273	42,432	5,245
Trustee fees and expenses	2,068	4,068	4,608
Custody fees	1,218	194,505	993
Fund accounting fees	436	862	486
Shareholder servicing fees - Investor Class	67	2,608	79
Miscellaneous	6,629	16,031	7,100
Total liabilities	248,423	13,803,099	442,316
Commitments and Contingencies (Note 2)
NET ASSETS	$135,244,048	$2,137,973,654	$60,826,198
NET ASSETS CONSIST OF:
Paid-in capital	$130,158,005	$2,015,611,431	$63,074,496
Total distributable earnings/(accumulated deficit)	5,086,043	122,362,223	(2,248,298)
Net assets	$135,244,048	$2,137,973,654	$60,826,198

The accompanying notes are an integral part of these financial statements.

9

Pzena Funds
Statements of Assets and Liabilities
February 28, 2025(Continued)

	Pzena Mid Cap Value Fund	Pzena Emerging Markets Value Fund	Pzena Small Cap Value Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class:
Net assets	$5,575,623	$43,641,363	$4,248,305
Shares outstanding [unlimited number of shares (par value $0.01) authorized]	462,712	3,531,695	326,108
Net asset value, offering and redemption price per share	$12.05	$12.36	$13.03
Institutional Class:
Net assets	$129,668,425	$2,094,332,291	$56,577,893
Shares outstanding [unlimited number of shares (par value $0.01) authorized]	10,964,437	168,756,439	4,304,159
Net asset value, offering and redemption price per share	$11.83	$12.41	$13.14

The accompanying notes are an integral part of these financial statements.

10

Pzena Funds
Statements of Assets and Liabilities
February 28, 2025(Continued)

	Pzena International Small Cap Value Fund	Pzena International Value Fund
ASSETS:
Investments in securities, at value (cost $70,343,965 and $87,464,914, respectively)	$70,242,426	$98,314,256
Foreign currency, at value (cost $4,059 and $48,704, respectively)	4,046	48,704
Receivables:
Fund shares sold	8,135,590	27,482
Dividends and interest	86,368	110,098
Dividend tax reclaim	40,158	142,746
Prepaid expenses	5,603	778
Total assets	78,514,191	98,644,064
LIABILITIES:
Payables:
Securities purchased	14,288,411	16
Fund shares redeemed	—	35,030
Due to Adviser (Note 4)	4,381	32,958
Audit fees	19,500	19,500
Administration fees	19,892	21,284
12b-1 distribution fees - Investor Class	5,174	1,531
Transfer agent fees and expenses	6,449	6,426
Chief Compliance Officer fee	2,750	2,750
Legal fees	2,929	2,930
Shareholder reporting	1,508	1,726
Trustee fees and expenses	3,924	4,688
Custody fees	3,509	6,049
Fund accounting fees	2,754	969
Blue Sky fees	—	195
Miscellaneous	6,272	8,014
Total liabilities	14,367,453	144,066
Commitments and Contingencies (Note 2)
NET ASSETS	$64,146,738	$98,499,998
NET ASSETS CONSIST OF:
Paid-in capital	$64,008,510	$86,116,598
Total distributable earnings	138,228	12,383,400
Net assets	$64,146,738	$98,499,998
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class:
Net assets	$3,366,693	$1,215,783
Shares outstanding [unlimited number of shares (par value $0.01) authorized]	312,949	110,795
Net asset value, offering and redemption price per share	$10.76	$10.97
Institutional Class:
Net assets	$60,780,045	$97,284,215
Shares outstanding [unlimited number of shares (par value $0.01) authorized]	5,634,275	8,858,911
Net asset value, offering and redemption price per share	$10.79	$10.98

The accompanying notes are an integral part of these financial statements.

11

Pzena Funds
Statements of Operations
For the Period Ended February 28, 2025

	Pzena Mid Cap Value Fund	Pzena Emerging Markets Value Fund	Pzena Small Cap Value Fund
INVESTMENT INCOME:
Dividends (net of foreign taxes withheld and issuance fees of $54,580, $6,632,893, and $873, respectively)	$3,174,344	$86,572,099	$941,698
Interest income	122,388	2,794,697	77,906
Total investment income	3,296,732	89,366,796	1,019,604
EXPENSES:
Investment advisory fees (Note 4)	1,171,294	19,910,210	536,428
Administration fees (Note 4)	79,209	658,301	78,831
Federal and state registration fees	31,936	157,522	31,600
Audit fees	30,000	30,000	30,000
Transfer agent fees and expenses (Note 4)	27,942	126,030	28,947
Trustee fees and expenses	19,351	21,350	21,626
12b-1 distribution fees - Investor Class (Note 5)	17,978	113,298	11,264
Chief Compliance Officer fees (Note 4)	11,000	11,000	11,000
Custody fees (Note 4)	10,804	1,299,289	6,535
Legal fees	8,730	9,251	9,250
Interest expense (Note 9)	7,881	4,357	141
Shareholder servicing fees - Investor Class (Note 6)	6,294	43,021	2,493
Reports to shareholders	5,532	152,584	15,123
Insurance expense	4,723	25,490	3,578
Fund accounting fees (Note 4)	1,539	3,307	1,785
Other expenses	10,269	39,292	11,532
Total expenses before advisory fee waiver	1,444,482	22,604,302	800,133
Advisory fee waiver (Note 4)	(102,504)	(944,957)	(221,715)
Net expenses	1,341,978	21,659,345	578,418
NET INVESTMENT INCOME	1,954,754	67,707,451	441,186
REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on transactions from:
Investments	18,081,294	106,793,145	5,400,443
Foreign currency	—	(2,010,513)	—
Non-U.S. Taxes	—	(7,857,597)	—
Net change in unrealized appreciation/(depreciation) from:
Investments	(21,769,126)	13,945,662	(8,654,293)
Foreign currency	(8)	(208,289)	—
Deferred non-U.S. Taxes	—	(3,576,391)	—
Net gain/(loss) on investments and foreign currency	(3,687,840)	107,086,017	(3,253,850)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,733,086)	$174,793,468	$(2,812,664)

The accompanying notes are an integral part of these financial statements.

12

Pzena Funds
Statements of Operations
For the Period Ended February 28, 2025(Continued)

	Pzena International Small Cap Value Fund	Pzena International Value Fund
INVESTMENT INCOME:
Dividends (net of foreign taxes withheld and issuance fees of $101,059 and $424,469, respectively)	$1,091,878	$3,367,677
Interest income	56,175	116,916
Total investment income	1,148,053	3,484,593
EXPENSES:
Investment advisory fees (Note 4)	302,637	575,418
Administration fees (Note 4)	80,285	82,708
Federal and state registration fees	31,577	52,739
Audit fees	30,000	30,000
Transfer agent fees and expenses (Note 4)	26,971	26,104
Trustee fees and expenses	21,206	21,970
12b-1 distribution fees - Investor Class (Note 5)	9,533	2,916
Chief Compliance Officer fees (Note 4)	11,000	11,000
Custody fees (Note 4)	22,836	38,916
Legal fees	9,055	9,055
Interest expense (Note 9)	—	379
Shareholder servicing fees - Investor Class (Note 6)	1,120	6
Reports to shareholders	5,718	5,537
Insurance expense	3,204	3,828
Fund accounting fees (Note 4)	2,694	3,634
Other expenses	13,269	10,741
Total expenses before advisory fee waiver and expense reimbursement	571,105	874,951
Advisory fee waiver and expense reimbursement (Note 4)	(208,537)	(216,938)
Net expenses	362,568	658,013
NET INVESTMENT INCOME	785,485	2,826,580
REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on transactions from:
Investments	2,027,353	4,414,843
Foreign currency	(14,381)	(19,108)
Net change in unrealized appreciation/(depreciation) from:
Investments	(809,779)	7,245,750
Foreign currency	(4,313)	(2,690)
Net gain on investments and foreign currency	1,198,880	11,638,795
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,984,365	$14,465,375

The accompanying notes are an integral part of these financial statements.

13

Pzena Mid Cap Value Fund
Statements of Changes in Net Assets

	Year Ended February 28, 2025	Year Ended February 29, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$1,954,754	$1,905,047
Net realized gain from investments	18,081,294	15,791,329
Change in unrealized appreciation/(depreciation) on:
Investments	(21,769,126)	(2,269,029)
Foreign currency	(8)	—
Net increase/(decrease) in net assets resulting from operations	(1,733,086)	15,427,347
DISTRIBUTIONS:
Net dividends and distributions to shareholders - Investor Class	(1,091,717)	(614,598)
Net dividends and distributions to shareholders - Institutional Class	(21,562,211)	(12,072,330)
Net decrease in net assets resulting from distributions paid	(22,653,928)	(12,686,928)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed - Investor Class	737,649	1,354,953
Proceeds from shares subscribed - Institutional Class	18,942,956	16,401,396
Net asset value of shares issued to shareholders in payment of distributions declared - Investor Class	996,839	561,459
Net asset value of shares issued to shareholders in payment of distributions declared - Institutional Class	12,116,221	6,725,059
Payments for shares redeemed - Investor Class	(2,605,426)	(1,076,830)
Payments for shares redeemed - Institutional Class	(17,583,164)	(14,572,152)
Net increase in net assets derived from capital share transactions	12,605,075	9,393,885
Total increase/(decrease) in net assets	(11,781,939)	12,134,304
NET ASSETS:
Beginning of year	147,025,987	134,891,683
End of year	$ 135,244,048	$147,025,987
CHANGES IN SHARES OUTSTANDING:
Shares sold - Investor Class	52,362	96,499
Shares sold - Institutional Class	1,514,254	1,189,290
Shares issued in reinvestments of dividends and distributions - Investor Class	83,139	39,017
Shares issued in reinvestments of dividends and distributions - Institutional Class	1,030,291	474,933
Shares redeemed - Investor Class	(197,842)	(77,468)
Shares redeemed - Institutional Class	(1,299,054)	(1,058,989)
Net increase in shares outstanding	1,183,150	663,282

The accompanying notes are an integral part of these financial statements.

14

Pzena Emerging Markets Value Fund
Statements of Changes in Net Assets

	Year Ended February 28, 2025	Year Ended February 29, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$67,707,451	$33,675,646
Net realized gain/(loss) from:
Investments	106,793,145	91,777,958
Foreign currency	(2,010,513)	(1,182,556)
Non-U.S. Taxes	(7,857,597)	(1,504,213)
Change in unrealized appreciation/(depreciation) on:
Investments	13,945,662	67,360,609
Foreign currency	(208,289)	41,744
Deferred non-U.S. Taxes	(3,576,391)	(2,614,934)
Net increase in net assets resulting from operations	174,793,468	187,554,254
DISTRIBUTIONS:
Net dividends and distributions to shareholders - Investor Class	(2,951,017)	(2,438,970)
Net dividends and distributions to shareholders - Institutional Class	(138,217,242)	(77,933,647)
Net decrease in net assets resulting from distributions paid	(141,168,259)	(80,372,617)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed - Investor Class	16,959,682	18,454,492
Proceeds from shares subscribed - Institutional Class	918,399,856	794,909,952
Net asset value of shares issued to shareholders in payment of distributions declared - Investor Class	2,884,744	2,389,161
Net asset value of shares issued to shareholders in payment of distributions declared - Institutional Class	94,472,625	52,784,955
Payments for shares redeemed - Investor Class	(19,467,847)	(19,124,629)
Payments for shares redeemed - Institutional Class	(530,968,915)	(385,435,996)
Net increase in net assets derived from capital share transactions	482,280,145	463,977,935
TOTAL INCREASE IN NET ASSETS	515,905,354	571,159,572
NET ASSETS:
Beginning of year	1,622,068,300	1,050,908,728
End of year	$ 2,137,973,654	$1,622,068,300
CHANGES IN SHARES OUTSTANDING:
Shares sold - Investor Class	1,333,723	1,544,545
Shares sold - Institutional Class	72,468,038	66,111,152
Shares issued in reinvestments of dividends and distributions - Investor Class	242,619	202,129
Shares issued in reinvestments of dividends and distributions - Institutional Class	7,918,912	4,450,671
Shares redeemed - Investor Class	(1,544,524)	(1,592,665)
Shares redeemed - Institutional Class	(41,963,382)	(32,096,738)
Net increase in shares outstanding	38,455,386	38,619,094

The accompanying notes are an integral part of these financial statements.

15

Pzena Small Cap Value Fund
Statements of Changes in Net Assets

	Year Ended February 28, 2025	Year Ended February 29, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$441,186	$550,868
Net realized gain from investments	5,400,443	419,334
Change in unrealized appreciation/(depreciation) on investments	(8,654,293)	(440,245)
Net increase/(decrease) in net assets resulting from operations	(2,812,664)	529,957
DISTRIBUTIONS:
Net dividends and distributions to shareholders - Investor Class	(311,220)	(20,383)
Net dividends and distributions to shareholders - Institutional Class	(3,811,100)	(218,009)
Net decrease in net assets resulting from distributions paid	(4,122,320)	(238,392)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed - Investor Class	852,224	703,790
Proceeds from shares subscribed - Institutional Class	26,851,205	19,322,940
Net asset value of shares issued to shareholders in payment of distributions declared - Investor Class	311,221	20,383
Net asset value of shares issued to shareholders in payment of distributions declared - Institutional Class	3,609,479	190,864
Payments for shares redeemed - Investor Class	(611,351)	(1,164,150)
Payments for shares redeemed - Institutional Class	(13,097,570)	(65,465,173)
Net increase/(decrease) in net assets derived from capital share transactions	17,915,208	(46,391,346)
TOTAL INCREASE/(DECREASE) IN NET ASSETS	10,980,224	(46,099,781)
NET ASSETS:
Beginning of year	49,845,974	95,945,755
End of year	$60,826,198	$49,845,974
CHANGES IN SHARES OUTSTANDING:
Shares sold - Investor Class	57,180	51,124
Shares sold - Institutional Class	1,814,176	1,513,153
Shares issued in reinvestments of dividends and distributions - Investor Class	22,634	1,397
Shares issued in reinvestments of dividends and distributions - Institutional Class	260,424	12,984
Shares redeemed - Investor Class	(42,499)	(84,073)
Shares redeemed - Institutional Class	(879,506)	(5,494,761)
Net increase/(decrease) in shares outstanding	1,232,409	(4,000,176)

The accompanying notes are an integral part of these financial statements.

16

Pzena International Small Cap Value Fund
Statements of Changes in Net Assets

	Year Ended February 28, 2025	Year Ended February 29, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$785,485	$448,499
Net realized gain/(loss) from:
Investments	2,027,353	1,368,772
Foreign currency	(14,381)	(18,882)
Change in unrealized appreciation/(depreciation) on:
Investments	(809,779)	(5,079)
Foreign currency	(4,313)	1,084
Net increase in net assets resulting from operations	1,984,365	1,794,394
DISTRIBUTIONS:
Net dividends and distributions to shareholders - Investor Class	(353,089)	(143,599)
Net dividends and distributions to shareholders - Institutional Class	(2,724,867)	(947,546)
Net decrease in net assets resulting from distributions paid	(3,077,956)	(1,091,145)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed - Investor Class	557,234	2,617,090
Proceeds from shares subscribed - Institutional Class	37,262,400	5,321,085
Net asset value of shares issued to shareholders in payment of distributions declared - Investor Class	246,020	103,688
Net asset value of shares issued to shareholders in payment of distributions declared - Institutional Class	2,557,372	940,794
Payments for shares redeemed - Investor Class	(836,669)	(921,633)
Payments for shares redeemed - Institutional Class	(752,775)	(570,407)
Net increase in net assets derived from capital share transactions	39,033,582	7,490,617
TOTAL INCREASE IN NET ASSETS	37,939,991	8,193,866
NET ASSETS:
Beginning of year	26,206,747	18,012,881
End of year	$ 64,146,738	$26,206,747
CHANGES IN SHARES OUTSTANDING:
Shares sold - Investor Class	48,245	239,760
Shares sold - Institutional Class	3,393,224	489,123
Shares issued in reinvestments of dividends and distributions - Investor Class	23,408	9,443
Shares issued in reinvestments of dividends and distributions - Institutional Class	242,866	85,527
Shares redeemed - Investor Class	(72,365)	(85,190)
Shares redeemed - Institutional Class	(66,891)	(53,070)
Net increase in shares outstanding	3,568,487	685,593

The accompanying notes are an integral part of these financial statements.

17

Pzena International Value Fund
Statements of Changes in Net Assets

	Year Ended February 28, 2025	Year Ended February 29, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$2,826,580	$1,360,627
Net realized gain/(loss) from:
Investments	4,414,843	752,574
Foreign currency	(19,108)	(17,137)
Change in unrealized appreciation/(depreciation) on:
Investments	7,245,750	1,064,564
Foreign currency	(2,690)	1,044
Net increase in net assets resulting from operations	14,465,375	3,161,672
DISTRIBUTIONS:
Net dividends and distributions to shareholders - Investor Class	(66,518)	(18,723)
Net dividends and distributions to shareholders - Institutional Class	(5,518,005)	(1,370,945)
Net decrease in net assets resulting from distributions paid	(5,584,523)	(1,389,668)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed - Investor Class	3,000	80,000
Proceeds from shares subscribed - Institutional Class	11,947,550	32,669,745
Net asset value of shares issued to shareholders in payment of distributions declared - Investor Class	66,519	18,724
Net asset value of shares issued to shareholders in payment of distributions declared - Institutional Class	3,186,600	675,740
Payments for shares redeemed - Investor Class	(87,228)	—
Payments for shares redeemed - Institutional Class	(1,741,406)	(2,365,199)
Net increase in net assets derived from capital share transactions	13,375,035	31,079,010
TOTAL INCREASE IN NET ASSETS	22,255,887	32,851,014
NET ASSETS:
Beginning of year	76,244,111	43,393,097
End of year	$ 98,499,998	$76,244,111
CHANGES IN SHARES OUTSTANDING:
Shares sold - Investor Class	295	7,991
Shares sold - Institutional Class	1,063,276	3,350,080
Shares issued in reinvestments of dividends and distributions - Investor Class	6,685	1,884
Shares issued in reinvestments of dividends and distributions - Institutional Class	320,262	67,914
Shares redeemed - Investor Class	(8,266)	—
Shares redeemed - Institutional Class	(167,384)	(248,463)
Net increase in shares outstanding	1,214,868	3,179,406

The accompanying notes are an integral part of these financial statements.

18

Pzena Mid Cap Value Fund
Financial Highlights
Investor Class
For a share outstanding throughout each year

	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28,
			2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$14.56	$14.28	$16.12	$15.05	$10.86
Income from investment operations:
Net investment income(1)	0.15	0.15	0.17	0.12	0.16
Net realized and unrealized gain/(loss) on investments	(0.41)	1.40	(0.01)	2.44	4.32
Total from investment operations	(0.26)	1.55	0.16	2.56	4.48
Less distributions:
Dividends from net investment income	(0.15)	(0.15)	(0.15)	(0.24)	(0.05)
Dividends from net realized gain on investments	(2.10)	(1.12)	(1.85)	(1.25)	(0.24)
Total distributions	(2.25)	(1.27)	(2.00)	(1.49)	(0.29)
Net asset value, end of year	$12.05	$14.56	$14.28	$16.12	$15.05
TOTAL RETURN	−1.69%	10.95%	1.96%	17.52%	41.53%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (thousands)	$5,576	$7,645	$6,667	$11,934	$8,972
Ratio of expenses to average net assets:
Before fee waivers	1.31%	1.33%	1.32%	1.31%	1.40%
After fee waivers	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets:
Before fee waivers	0.94%	1.03%	1.07%	0.63%	1.33%
After fee waivers	1.01%	1.12%	1.15%	0.70%	1.49%
Portfolio turnover rate(2)	35%	39%	35%	22%	45%

(1)	Based on average shares outstanding.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

19

Pzena Mid Cap Value Fund
Financial Highlights
Institutional Class
For a share outstanding throughout each year

	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28,
			2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$14.34	$14.07	$15.92	$14.87	$10.72
Income from investment operations:
Net investment income(1)	0.19	0.20	0.22	0.17	0.20
Net realized and unrealized gain/(loss) on investments	(0.40)	1.38	—	2.42	4.27
Total from investment operations	(0.21)	1.58	0.22	2.59	4.47
Less distributions:
Dividends from net investment income	(0.20)	(0.19)	(0.22)	(0.29)	(0.08)
Dividends from net realized gain on investments	(2.10)	(1.12)	(1.85)	(1.25)	(0.24)
Total distributions	(2.30)	(1.31)	(2.07)	(1.54)	(0.32)
Net asset value, end of year	$11.83	$14.34	$14.07	$15.92	$14.87
TOTAL RETURN	−1.33%	11.37%	2.37%	17.99%	42.06%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (thousands)	$129,668	$139,381	$128,225	$123,926	$108,895
Ratio of expenses to average net assets:
Before fee waivers	0.97%	0.99%	0.98%	0.97%	1.06%
After fee waivers	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets:
Before fee waivers	1.28%	1.37%	1.42%	0.97%	1.67%
After fee waivers	1.35%	1.46%	1.50%	1.04%	1.83%
Portfolio turnover rate(2)	35%	39%	35%	22%	45%

(1)	Based on average shares outstanding.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

20

Pzena Emerging Markets Value Fund
Financial Highlights
Investor Class
For a share outstanding throughout each year

	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28,
			2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$12.07	$11.00	$11.59	$11.84	$8.96
Income from investment operations:
Net investment income(1)	0.39	0.27	0.29	0.20	0.14
Net realized and unrealized gain/(loss) on investments	0.73	1.47	(0.69)	(0.16)	2.86
Total from investment operations	1.12	1.74	(0.40)	0.04	3.00
Less distributions:
Dividends from net investment income	(0.50)	(0.38)	(0.16)	(0.21)	(0.09)
Dividends from net realized gain on investments	(0.33)	(0.29)	(0.03)	(0.08)	(0.03)
Total distributions	(0.83)	(0.67)	(0.19)	(0.29)	(0.12)
Redemption fees retained	—	—	—	—	0.00(1)(2)
Net asset value, end of year	$12.36	$12.07	$11.00	$11.59	$11.84
TOTAL RETURN	9.57%	15.92%	−3.39%	0.31%	33.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (thousands)	$43,642	$42,250	$36,800	$22,332	$17,996
Ratio of expenses to average net assets:
Before fee waivers	1.47%	1.50%	1.50%	1.50%	1.56%
After fee waivers	1.42%	1.43%	1.43%	1.43%	1.43%
Ratio of net investment income to average net assets:
Before fee waivers	3.02%	2.20%	2.61%	1.57%	1.32%
After fee waivers	3.07%	2.27%	2.68%	1.64%	1.45%
Portfolio turnover rate(3)	22%	38%	15%	10%	43%

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

21

Pzena Emerging Markets Value Fund
Financial Highlights
Institutional Class
For a share outstanding throughout each year

	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28,
			2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$12.12	$11.04	$11.63	$11.87	$8.98
Income from investment operations:
Net investment income(1)	0.44	0.31	0.33	0.24	0.17
Net realized and unrealized gain/(loss) on investments	0.72	1.48	(0.70)	(0.15)	2.86
Total from investment operations	1.16	1.79	(0.37)	0.09	3.03
Less distributions:
Dividends from net investment income	(0.54)	(0.42)	(0.19)	(0.25)	(0.11)
Dividends from net realized gain on investments	(0.33)	(0.29)	(0.03)	(0.08)	(0.03)
Total distributions	(0.87)	(0.71)	(0.22)	(0.33)	(0.14)
Redemption fees retained	—	—	—	—	0.00(1)(2)
Net asset value, end of year	$12.41	$12.12	$11.04	$11.63	$11.87
TOTAL RETURN	9.92%	16.32%	−3.11%	0.74%	33.96%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (thousands)	$2,094,332	$1,579,818	$1,014,109	$537,475	$403,412
Ratio of expenses to average net assets:
Before fee waivers	1.13%	1.15%	1.15%	1.15%	1.21%
After fee waivers	1.08%	1.08%	1.08%	1.08%	1.08%
Ratio of net investment income to average net assets:
Before fee waivers	3.36%	2.55%	2.96%	1.92%	1.67%
After fee waivers	3.41%	2.62%	3.03%	1.99%	1.80%
Portfolio turnover rate(3)	22%	38%	15%	10%	43%

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

22

Pzena Small Cap Value Fund
Financial Highlights
Investor Class
For a share outstanding throughout each year

	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28,
			2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$14.56	$12.90	$14.20	$13.07	$9.57
Income from investment operations:
Net investment income(1)	0.07	0.10	0.06	0.01	0.11
Net realized and unrealized gain/(loss) on investments	(0.62)	1.63	0.66	1.31	3.55
Total from investment operations	(0.55)	1.73	0.72	1.32	3.66
Less distributions:
Dividends from net investment income	(0.19)	(0.02)	(0.08)	(0.09)	—
Dividends from net realized gain on investments	(0.79)	(0.05)	(1.94)	(0.10)	(0.16)
Total distributions	(0.98)	(0.07)	(2.02)	(0.19)	(0.16)
Net asset value, end of year	$13.03	$14.56	$12.90	$14.20	$13.07
TOTAL RETURN	−4.15%	13.38%	6.34%	10.04%	38.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (thousands)	$4,248	$4,204	$4,132	$3,663	$2,409
Ratio of expenses to average net assets:
Before fee waivers and expense reimbursement	1.70%	1.77%	1.49%	1.48%	1.69%
After fee waivers and expense reimbursement	1.31%	1.31%	1.34%	1.41%	1.38%
Ratio of net investment income to average net assets:
Before fee waivers and expense reimbursement	0.11%	0.29%	0.31%	0.00%	0.90%
After fee waivers and expense reimbursement	0.50%	0.75%	0.46%	0.07%	1.21%
Portfolio turnover rate(2)	30%	25%	28%	10%	26%

(1)	Based on average shares outstanding.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

23

Pzena Small Cap Value Fund
Financial Highlights
Institutional Class
For a share outstanding throughout each year

	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28,
			2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$14.68	$12.97	$14.28	$13.14	$9.60
Income from investment operations:
Net investment income(1)	0.12	0.13	0.10	0.05	0.14
Net realized and unrealized gain/(loss) on investments	(0.64)	1.65	0.65	1.31	3.57
Total from investment operations	(0.52)	1.78	0.75	1.36	3.71
Less distributions:
Dividends from net investment income	(0.23)	(0.02)	(0.12)	(0.12)	(0.01)
Dividends from net realized gain on investments	(0.79)	(0.05)	(1.94)	(0.10)	(0.16)
Total distributions	(1.02)	(0.07)	(2.06)	(0.22)	(0.17)
Redemption fees retained	—	—	—	—	0.00(1)(2)
Net asset value, end of year	$13.14	$14.68	$12.97	$14.28	$13.14
TOTAL RETURN	−3.90%	13.74%	6.50%	10.36%	38.87%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (thousands)	$56,578	$45,642	$91,814	$118,998	$70,012
Ratio of expenses to average net assets:
Before fee waivers and expense reimbursement	1.39%	1.46%	1.18%	1.17%	1.41%
After fee waivers and expense reimbursement	1.00%	1.00%	1.03%	1.10%	1.10%
Ratio of net investment income to average net assets:
Before fee waivers and expense reimbursement	0.42%	0.60%	0.62%	0.31%	1.18%
After fee waivers and expense reimbursement	0.81%	1.06%	0.77%	0.38%	1.49%
Portfolio turnover rate(3)	30%	25%	28%	10%	26%

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

24

Pzena International Small Cap Value Fund
Financial Highlights
Investor Class
For a share outstanding throughout each year

	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28,
			2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$10.99	$10.62	$10.05	$9.48	$7.48
Income from investment operations:
Net investment income(1)	0.27	0.19	0.18	0.05	0.09
Net realized and unrealized gain on investments	0.66	0.65	0.83	0.61	2.01
Total from investment operations	0.93	0.84	1.01	0.66	2.10
Less distributions:
Dividends from net investment income	(0.37)	(0.17)	(0.16)	(0.07)	(0.09)
Dividends from net realized gain on investments	(0.79)	(0.30)	(0.28)	(0.02)	(0.01)
Total distributions	(1.16)	(0.47)	(0.44)	(0.09)	(0.10)
Net asset value, end of year	$10.76	$10.99	$10.62	$10.05	$9.48
TOTAL RETURN	8.66%	7.87%	10.51%	6.93%	28.19%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (thousands)	$3,367	$3,448	$1,589	$1,538	$1,254
Ratio of expenses to average net assets:
Before expense reimbursement	2.13%	2.38%	2.79%	3.16%	8.18%
After expense reimbursement	1.44%	1.46%	1.45%	1.45%	1.42%
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	1.65%	0.83%	0.53%	(1.25)%	(5.56)%
After expense reimbursement	2.34%	1.75%	1.87%	0.46%	1.20%
Portfolio turnover rate(2)	39%	43%	26%	22%	32%

(1)	Based on average shares outstanding.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

25

Pzena International Small Cap Value Fund
Financial Highlights
Institutional Class
For a share outstanding throughout each year

	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28,
			2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$11.02	$10.64	$10.07	$9.49	$7.49
Income from investment operations:
Net investment income(1)	0.31	0.22	0.20	0.08	0.10
Net realized and unrealized gain on investments	0.65	0.65	0.83	0.61	2.01
Total from investment operations	0.96	0.87	1.03	0.69	2.11
Less distributions:
Dividends from net investment income	(0.40)	(0.19)	(0.18)	(0.09)	(0.10)
Dividends from net realized gain on investments	(0.79)	(0.30)	(0.28)	(0.02)	(0.01)
Total distributions	(1.19)	(0.49)	(0.46)	(0.11)	(0.11)
Net asset value, end of year	$10.79	$11.02	$10.64	$10.07	$9.49
TOTAL RETURN	8.99%	8.18%	10.73%	7.32%	28.40%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (thousands)	$60,780	$22,759	$16,424	$13,919	$2,107
Ratio of expenses to average net assets:
Before expense reimbursement	1.85%	2.09%	2.51%	2.88%	7.93%
After expense reimbursement	1.16%	1.17%	1.17%	1.17%	1.17%
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	1.93%	1.12%	0.81%	(0.97)%	(5.31)%
After expense reimbursement	2.62%	2.04%	2.15%	0.74%	1.45%
Portfolio turnover rate(2)	39%	43%	26%	22%	32%

(1)	Based on average shares outstanding.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

26

Pzena International Value Fund
Financial Highlights
Investor Class
For a share outstanding throughout each period

	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2023	For the Period June 28, 2021(1) through February 28, 2022
PER SHARE DATA:
Net asset value, beginning of period	$9.82	$9.48	$9.62	$10.00
Income from investment operations:
Net investment income(2)	0.32	0.21	0.21	0.03
Net realized and unrealized gain/(loss) on investments	1.45	0.30	(0.19)	(0.37)
Total from investment operations	1.77	0.51	0.02	(0.34)
Less distributions:
Dividends from net investment income	(0.30)	(0.17)	(0.16)	(0.04)
Dividends from net realized gain on investments	(0.32)	—	(0.00)(3)	—
Total distributions	(0.62)	(0.17)	(0.16)	(0.04)
Net asset value, end of period	$10.97	$9.82	$9.48	$9.62
TOTAL RETURN	18.67%	5.41%	0.33%	−3.43%(4)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$1,216	$1,101	$969	$966
Ratio of expenses to average net assets:
Before expense reimbursement	1.24%	1.36%	1.73%	2.83%(5)
After expense reimbursement	0.99%	0.99%	0.99%	0.99%(5)
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	2.70%	1.83%	1.69%	(1.34)%(5)
After expense reimbursement	2.95%	2.20%	2.43%	0.50%(5)
Portfolio turnover rate(6)	21%	16%	19%	4%(4)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Amount is less than $0.01 per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

27

Pzena International Value Fund
Financial Highlights
Institutional Class
For a share outstanding throughout each period

	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2023	June 28, 2021(1) through February 28, 2022
PER SHARE DATA:
Net asset value, beginning of period	$9.83	$9.48	$9.62	$10.00
Income from investment operations:
Net investment income(2)	0.34	0.24	0.23	0.05
Net realized and unrealized gain/(loss) on investments	1.46	0.31	(0.19)	(0.38)
Total from investment operations	1.80	0.55	0.04	(0.33)
Less distributions:
Dividends from net investment income	(0.33)	(0.20)	(0.18)	(0.05)
Dividends from net realized gain on investments	(0.32)	—	(0.00)(3)	—
Total distributions	(0.65)	(0.20)	(0.18)	(0.05)
Net asset value, end of period	$10.98	$9.83	$9.48	$9.62
TOTAL RETURN	18.97%	5.75%	0.53%	−3.29%(4)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$97,284	$75,143	$42,424	$23,612
Ratio of expenses to average net assets:
Before expense reimbursement	0.99%	1.11%	1.48%	2.58%(5)
After expense reimbursement	0.74%	0.74%	0.74%	0.74%(5)
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	2.95%	2.08%	1.94%	(1.09)%(5)
After expense reimbursement	3.20%	2.45%	2.68%	0.75%(5)
Portfolio turnover rate(6)	21%	16%	19%	4%(4)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Amount is less than $0.01 per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

28

Pzena Funds
Notes to Financial Statements
February 28, 2025
NOTE 1 – ORGANIZATION
The Pzena Mid Cap Value Fund (the “Mid Cap Value Fund”), Pzena Emerging Markets Value Fund (the “Emerging Markets Value Fund”), Pzena Small Cap Value Fund (the “Small Cap Value Fund”), Pzena International Small Cap Value Fund (the “International Small Cap Value Fund”), and Pzena International Value Fund (the “International Value Fund”) (collectively, the “Funds”), are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.
The primary investment objective for each Fund is to achieve long-term capital appreciation. Currently, each Fund offers Investor Class and Institutional Class shares. Each class of shares differs principally in its respective distribution and shareholder servicing expenses and sales charges, if any. Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.
The Mid Cap Value Fund and Emerging Markets Value Fund commenced operations on March 31, 2014. The Small Cap Value Fund commenced operations on April 27, 2016, the International Small Cap Value Fund commenced operations on July 2, 2018, and the International Value Fund commenced operations on June 28, 2021.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – It is the policy of the Funds to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income or excise tax provision is required.
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Security Transactions, Income and Distributions – Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. The Funds will make distributions of dividends and capital gains, if any, at least annually, typically in December. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.
Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.
Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

29

Pzena Funds
Notes to Financial Statements
February 28, 2025(Continued)
Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended February 28, 2025, the Funds made the following permanent tax adjustments on the Statements of Assets and Liabilities:

	Distributable Earnings	Paid-in Capital
Mid Cap Value Fund	$(1,506,709)	$1,506,709
Emerging Markets Value Fund	$(20,339,889)	$20,339,889
Small Cap Value Fund	$(529,685)	$529,685
International Small Cap Value Fund	$(71,475)	$71,475
International Value Fund	$(53,543)	$53,543

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.
Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated to U.S. dollar amounts on the respective dates of such transactions.
The Funds do not isolate those portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
REITs – The Funds can make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Each Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of each Fund’s distributions may also be designated as a return of capital.
Derivatives – The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Funds. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Each Fund is considered a limited derivatives user under the Trust Policy and therefore, is required to limit its derivatives exposure to no more than 10% of the Fund’s net assets. For the year ended February 28, 2025, the Funds did not enter into derivatives transactions.

30

Pzena Funds
Notes to Financial Statements
February 28, 2025(Continued)
Events Subsequent to the Fiscal Year End – In preparing the financial statements as February 28, 2025, management considered the impact of subsequent events for the potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.
Accounting Pronouncements – During the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Management Committee of Pzena Investment Management, LLC (“Adviser”) acts as the CODM. Each Fund within the Trust represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of a Fund’s total returns, expense ratios, changes in net assets resulting from operations, subscriptions and redemptions and profitability to the Adviser, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and peers to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.
In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023, and for interim periods within those fiscal years, with early adoption permitted. Management has determined that there was no significant impact of these amendments of the Fund’s financial statements.
NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

31

Pzena Funds
Notes to Financial Statements
February 28, 2025(Continued)
Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis:
Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and REITs, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by a recognized independent pricing agent. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Participatory Notes – Participatory notes are valued with an evaluated price provided by an independent pricing service. These securities will generally be classified in Level 2 of the fair value hierarchy.
Investment Companies – Investments in open-end mutual funds, including money market funds, are valued at their net asset value per share provided by the service agent of the Funds and will be classified in Level 1 of the fair value hierarchy.
Short-Term Securities – Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.
Restricted Securities – The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Trustees (“Board”) as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144a securities, are not subject to the limitation on the Funds’ investment in illiquid securities if they are determined to be liquid in accordance with the procedures adopted by the Board.
The Board has adopted a valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

32

Pzena Funds
Notes to Financial Statements
February 28, 2025(Continued)
The following is a summary of the inputs used to value the Funds’ securities as of February 28, 2025:
Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$132,043,355	$—	$—	$132,043,355
Short-Term Investment	3,001,668	—	—	3,001,668
Total Assets	$135,045,023	$—	$—	$135,045,023

Emerging Markets Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,986,663,231	$—	$4,085	$1,986,667,316
Preferred Stocks	99,097,164	—	—	99,097,164
Short-Term Investment	53,028,265	—	—	53,028,265
Total Assets	$2,138,788,660	$—	$4,085	$2,138,792,745

Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$57,806,053	$—	$—	$57,806,053
Real Estate Investment Trust	616,740	—	—	616,740
Short-Term Investment	2,392,167	—	—	2,392,167
Total Assets	$60,814,960	$—	$—	$60,814,960

International Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$54,178,768	$—	$—	$54,178,768
Short-Term Investment	16,063,658	—	—	16,063,658
Total Assets	$70,242,426	$—	$—	$70,242,426

International Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$96,135,834	$—	$—	$96,135,834
Short-Term Investment	2,178,422	—	—	2,178,422
Total Assets	$98,314,256	$—	$—	$98,314,256

Refer to the Funds’ schedule of investments for a detailed break-out of securities.
Pzena Emerging Markets Value Fund
Level 3 Reconciliation Disclosure

Common Stocks
Balance as of February 29, 2024	$4,085
Balance as of February 28, 2025	$4,085
Change in unrealized appreciation/(depreciation) during the period for Level 3 investments held at February 28, 2025	$—

33

Pzena Funds
Notes to Financial Statements
February 28, 2025(Continued)
On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Funds have an investment advisory agreement with the Adviser pursuant to which the Adviser is responsible for providing investment management services to each Fund. The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly management fee, based upon the average daily net assets of the Funds at the annual rates of:

Mid Cap Value Fund	0.80%
Emerging Markets Value Fund	1.00%
Small Cap Value Fund	0.95%
International Small Cap Value Fund	0.95%*
International Value Fund	0.65%

*	Effective February 1, 2025. Prior to February 1, 2025, the management fee was 1.00%
For the year ended February 28, 2025, the Funds incurred the following in advisory fees:

Advisory Fees
Mid Cap Value Fund	$1,171,294
Emerging Markets Value Fund	19,910,210
Small Cap Value Fund	536,428
International Small Cap Value Fund	302,637
International Value Fund	575,418

The Funds are responsible for their own operating expenses. The Adviser has contractually agreed to waive a portion or all of its management fees and pay expenses of the Funds to ensure that the net annual operating expenses (excluding acquired fund fees, interest expense, taxes, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees, and other class-specific expenses) do not exceed the following amounts of the average daily net assets for each class of shares:

Mid Cap Value Fund	Emerging Markets Value Fund	Small Cap Value Fund	International Small Cap Value Fund	International Value Fund
0.90%	1.08%	1.00%	1.03%*	0.74%

*	Effective February 1, 2025. Prior to February 1, 2025, the operating expense limitation was 1.17%
Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Funds to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board review and approval. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the year ended February 28, 2025, the Adviser reduced its fees and reduced other operating expenses in the amount of $102,504 for the Mid Cap Value Fund, $944,957 for the Emerging Markets

34

Pzena Funds
Notes to Financial Statements
February 28, 2025(Continued)
Value Fund, $221,715 for the Small Cap Value Fund, $208,537 for the International Small Cap Value Fund, and $216,938 for the International Value Fund. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

	February 28,		February 29, 2028	Total
	2026	2027
Mid Cap Value Fund	$98,328	$116,009	$102,504	$316,841
Emerging Markets Value Fund	485,364	858,787	944,957	2,289,108
Small Cap Value Fund	159,587	243,889	221,715	625,191
International Small Cap Value Fund	195,567	205,550	208,537	609,654
International Value Fund	235,358	207,618	216,938	659,914

U.S. Bancorp Fund Services, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Funds’ administrator, fund accountant, and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds. The Custodian is an affiliate of Fund Services. Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board.
The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the year ended February 28, 2025 are disclosed in the statements of operations.
Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
NOTE 5 – 12b-1 DISTRIBUTION FEES
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Investor Class shares. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the year ended February 28, 2025, the 12b-1 distribution fees incurred under the Plan by each of the Fund’s Investor Class shares are disclosed in the statements of operations.
NOTE 6 – SHAREHOLDER SERVICING FEES
The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Adviser will provide, or arrange for others to provide, certain specified shareholder services. As compensation for the provision of shareholder services, the Funds may pay servicing fees at an annual rate of up to 0.10% of the average daily net assets of the Investor Class shares. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of each Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the year ended February 28, 2025, the shareholder servicing fees incurred under the Agreement by each of the Fund’s Investor Class shares are disclosed in the statements of operations.

35

Pzena Funds
Notes to Financial Statements
February 28, 2025(Continued)
NOTE 7 – PURCHASES AND SALES OF SECURITIES
For the year ended February 28, 2025, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Mid Cap Value Fund	$50,207,140	$59,989,573
Emerging Markets Value Fund	890,172,970	427,529,118
Small Cap Value Fund	29,657,817	16,661,214
International Small Cap Value Fund	40,329,664	12,239,903
International Value Fund	29,043,850	17,894,927

There were no purchases or sales of long-term U.S. Government securities.
NOTE 8 – LINE OF CREDIT
The Funds have a secured line of credit in the amount of $100,000,000 or 10% of the market value or 33% of the fair value of the unencumbered assets of each Fund. The line of credit matures on March 19, 2026. This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank N.A. During the year ended February 28, 2025, the International Small Cap Value Fund, did not draw upon the line of credit. During the year ended February 28, 2025, the Mid Cap Value Fund had an average daily outstanding balance of $103,137, a weighted average interest rate of 7.51%, incurred interest expense of $7,858 and had a maximum amount outstanding of $12,064,000. The Fund settled $7,881 in borrowing expenses during the fiscal year, including $7,858 incurred during the current year and $23 related to prior year accruals. The Emerging Markets Value Fund had an average daily outstanding balance of $57,296, a weighted average interest rate of 7.50%, incurred interest expense of $4,357 and had a maximum amount outstanding of $6,971,000. The Small Cap Value Fund had an average daily outstanding balance of $1,640, a weighted average interest rate of 8.50%, incurred interest expense of $141 and had a maximum amount outstanding of $153,000. The International Value Fund had an average daily outstanding balance of $4,984, a weighted average interest rate of 7.50%, incurred interest expense of $379 and had a maximum amount outstanding of $557,000. At February 28, 2025, the Funds had no outstanding loan amounts.
NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of February 28, 2025, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Mid Cap Value Fund	Emerging Markets Value Fund	Small Cap Value Fund	International Small Cap Value Fund	International Value Fund
Cost of investments(a)	$134,096,775	$2,049,734,375	$64,816,778	$70,343,965	$87,579,717
Gross unrealized appreciation	24,022,233	289,712,073	6,272,706	3,676,289	16,794,779
Gross unrealized depreciation	(23,073,985)	(200,653,703)	(10,274,524)	(3,777,828)	(6,060,240)
Net unrealized appreciation/ (depreciation)(a)	948,248	89,058,370	(4,001,818)	(101,539)	10,734,539
Net unrealized depreciation on foreign currency	(14)	(139,269)	—	(4,322)	(2,294)
Undistributed ordinary income	207,557	—	47,761	—	23,764
Undistributed long-term capital gains	3,930,252	33,443,122	1,705,759	244,089	1,627,391
Total distributable earnings	4,137,809	33,443,122	1,753,520	244,089	1,651,155
Total accumulated earnings/ (losses)	$5,086,043	$122,362,223	$(2,248,298)	$138,228	$12,383,400

(a)
The difference between the book basis and tax basis net unrealized appreciation/(depreciation) and cost is attributable primarily to the tax deferral of losses on wash sales adjustments and passive foreign investment companies.

36

Pzena Funds
Notes to Financial Statements
February 28, 2025(Continued)
The tax character of distributions paid during the years ended February 28, 2025 and February 29, 2024 was as follows:

	Year Ended February 28, 2025	Year Ended February 29, 2024
Mid Cap Value Fund
Ordinary income	$3,614,367	$2,312,121
Long-term capital gains	19,039,561	10,374,807
Emerging Markets Value Fund
Ordinary income	$79,046,110	$59,979,575
Long-term capital gains	62,122,149	20,393,042
Small Cap Value Fund
Ordinary income	$979,195	$238,392
Long-term capital gains	3,143,125	—
International Small Cap Value Fund
Ordinary income	$1,151,319	$420,663
Long-term capital gains	1,926,637	670,482
International Value Fund
Ordinary income	$2,942,125	$1,389,668
Long-term capital gains	2,642,398	—

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.
NOTE 10 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks. The following risks apply to all Funds, unless specifically noted.
•
Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Funds own and the Funds’ share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets and the risk may be higher in emerging markets.

•
Emerging Markets Risk. In addition to the risks of foreign securities in general, investments in emerging markets may be riskier than investments in or exposure to investments in the U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

•
Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Funds’ portfolio or the securities market as a whole, such as changes in economic or political conditions.

37

Pzena Funds
Notes to Financial Statements
February 28, 2025(Continued)
•
Foreign Securities Risk. Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies.

•
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors, which has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

•
Management Risk. Each Fund is an actively managed investment portfolio and each Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that its decisions will produce the desired results.
•
Mid Cap Company Risk (Mid Cap Value Fund). A mid cap company may be more vulnerable to adverse business or economic events than stocks of larger companies. These stocks present greater risks than securities of larger, more diversified companies.

•
Small Cap Company Risk (Small Cap Value Fund and International Small Cap Value Fund). Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies.

•
Value Style Investing Risk. The Funds emphasize a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.

NOTE 11 – OFFICERS (Unaudited)
Ms. Lillian Kabakali resigned as Secretary and Vice President of the Trust effective February 21, 2025. Ms. Elaine Richards was appointed Secretary and Vice President of the Trust effective February 21, 2025. Previously, Ms. Richards served as Assistant Secretary of the Trust. Effective March 20, 2025, Mr. Albert Sosa was appointed Assistant Treasurer of the Trust.

38

PZENA FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the shareholders of Pzena Funds and Board of Trustees of Advisors Series Trust:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Pzena Funds, (the “Funds”), comprising Pzena Mid Cap Value Fund, Pzena Emerging Markets Value Fund, Pzena Small Cap Value Fund, Pzena International Small Cap Value Fund, and Pzena International Value Fund, including the schedules of investments as of February 28, 2025, the related statements of operations, statements of changes in net assets, and the financial highlights for the year then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the Advisors Series Trust as of February 28, 2025, and the results of their operations, changes in their net assets and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America. The statement of changes in net assets for the year ended February 29, 2024 and the financial highlights for the year or period ended February 29 (28), 2024, 2023, 2022 and 2021, were audited by other auditors, whose report dated April 29, 2024, expressed an unqualified opinion on such statement of changes in net assets and financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Milwaukee, Wisconsin
April 29, 2025
We have served as the auditor of one or more Advisors Series Trust investment companies since 2024.

39

Pzena Funds
Approval of Investment Advisory Agreement (Unaudited)
Pzena Mid Cap Value Fund
Pzena Emerging Markets Value Fund
Pzena Small Cap Value Fund
Pzena International Small Cap Value Fund
Pzena International Value Fund
At meetings held on October 17, 2024 and December 12-13, 2024, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Pzena Investment Management, LLC (the “Adviser”) on behalf of the Pzena Mid Cap Value Fund (the “Mid Cap Value Fund”), Pzena Emerging Markets Value Fund (the “Emerging Markets Value Fund”), Pzena Small Cap Value Fund (the “Small Cap Value Fund”), Pzena International Small Cap Value Fund (“International Small Cap Value Fund”) and Pzena International Value Fund (“International Value Fund”) (each, a “Fund,” and together, the “Funds”). At both meetings, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Subsequent to the Board’s renewal of the Advisory Agreement, the Board approved reductions in the Small Cap Value Fund’s management fee and Expense Cap (as defined below). Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:
1.
The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds, as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds, noting that the Adviser currently serves as investment sub-adviser to a number of mutual funds not affiliated with the Trust and previously managed its own family of proprietary mutual funds. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, liquidity risk management program, valuation procedures, business continuity plan, and risk management process. The Board further considered its knowledge of the Adviser’s operations and noted that during the course of the prior year they had met with certain personnel of the Adviser to discuss the Funds’ performance and investment outlook as well as various compliance topics and fund marketing/distribution. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Funds historical performance and the overall performance of the Adviser. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Funds as of June 30, 2024 on both an absolute basis and a relative basis in comparison to their peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, the Adviser’s similarly managed accounts, and a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”). While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing a Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

40

Pzena Funds
Approval of Investment Advisory Agreement (Unaudited)(Continued)
Mid Cap Value Fund: The Board noted that the Fund outperformed the Morningstar peer group and Cohort average for the one-, three-, five-, and ten-year periods ended June 30, 2024. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had outperformed its primary benchmark index over the one-, three-, five-, and ten-year periods ended June 30, 2024.
The Board also considered the Fund’s performance compared to the Adviser’s similarly managed accounts, noting that the Fund outperformed the similarly managed composite for the one-, three-, five-, and ten-year periods ended June 30, 2024.
Emerging Markets Value Fund: The Board noted that the Fund outperformed the Morningstar peer group average for the one-, three-, five-, and ten-year periods ended June 30, 2024. The Board further noted that the Fund underperformed the Cohort average for the one-year period, and outperformed for the three-, five-, and ten-year periods, all periods ended June 30, 2024. The Board also reviewed the performance of the Fund against two broad-based securities market benchmarks, noting that it had outperformed its primary benchmark over the one-, three-, five-, and ten-year periods ended June 30, 2024. The Fund underperformed its secondary benchmark for the one-year period and outperformed for the three-, five-, and ten-year periods, all periods ended June 30, 2024.
The Board also considered the Fund’s performance compared to the Adviser’s similarly managed accounts, noting that the Fund underperformed the similarly managed account composite for the one-, three-, five-, and ten-year periods ended June 30, 2024.
Small Cap Value Fund: The Board noted that the Fund outperformed each of the Morningstar peer group and Cohort average for the one-, three-, and five-year periods ended June 30, 2024. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had outperformed its primary benchmark index for the one-, three-, and five-year periods ended June 30, 2024.
The Adviser represented that it does not manage any other accounts with a similar strategy to that of the Small Cap Value Fund.
International Small Cap Value Fund: The Board noted that the Fund outperformed each of the Morningstar peer group and Cohort average for the one-, three-, and five-year periods ended June 30, 2024. The Board also reviewed the performance of the Fund against two broad-based securities market benchmarks, noting that it outperformed both its primary and secondary benchmark over the one-, three-, and five-year periods ended June 30, 2024.
The Board also considered the Fund’s performance compared to the Adviser’s similarly managed accounts, noting that the Fund outperformed the similarly managed account composite for the one-, and three-year periods and underperformed for the five-year period ended June 30, 2024.
International Value Fund: The Board noted that the Fund underperformed each of the Morningstar peer group and Cohort average for the one-year period, and outperformed both for the three-year period, all periods ended June 30, 2024. The Board also reviewed the performance of the Fund against two broad-based securities market benchmarks. The Board noted that the Fund underperformed its primary benchmark for the one-year period, and outperformed for the three-year period, all periods ended June 30, 2024. The Fund underperformed its secondary benchmark for the one-and three-year periods ended June 30, 2024.
The Board also considered the Fund’s performance compared to the Adviser’s similarly managed accounts, noting that the Fund underperformed the similarly managed account composite for the one-year period and outperformed for the three-year period, all periods ended June 30, 2024.
3.
The costs of the services to be provided by the Adviser and the structure of the Adviser’s fee under the Advisory Agreement. In considering the advisory fee and total fees and expenses of the Funds, the Board reviewed comparisons to the applicable Morningstar peer group, the Cohort and the Adviser’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements. When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

41

Pzena Funds
Approval of Investment Advisory Agreement (Unaudited)(Continued)
Mid Cap Value Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.90%, excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board noted that the Fund’s contractual management fee and net expense ratio were above the Cohort median and average. The Board also took into consideration the services the Adviser provides to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund. The Board found that the management fees charged to the Fund were lower than, equal to, or higher than the fees charged to the Adviser’s similarly managed account clients depending on the asset level.
Emerging Markets Value Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 1.08%, excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board noted that the contractual advisory fee was above the Cohort median and average. The Board noted that the Fund’s net expense ratio was at the median and above the average of the Cohort. The Board also took into consideration the services the Adviser provides to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund. The Board found that the management fees charged to the Fund were equal to or higher than the fees charged to the Adviser’s similarly managed account clients depending on the asset level.
Small Cap Value Fund: The Board noted that the Adviser had contractually agreed to maintain annual expense ratios for the Fund of 1.00%, excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board noted that the contractual advisory fee and net expense ratio were above the Cohort median and average. The Board also considered that the Adviser does not manage any other accounts with a similar strategy to that of the Small Cap Value Fund.
International Small Cap Value Fund: Effective February 1, 2025, the Board approved an amendment to the Fund’s operating expenses limitation agreement, as the Adviser contractually agreed to maintain an annual expense ratio for the Fund of 1.03%, excluding certain operating expenses and class-level expenses (the “Expense Cap”). Prior to February 1, 2025, the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 1.17%, excluding certain operating expenses and class-level expenses. Also effective February 1, 2025, the Board approved a reduction in the Fund’s contractual management fee (from 1.00% to 0.95%). The Board noted that the Fund’s contractual management fee was at the median and above the average of the Cohort, and the Fund’s net expense ratio was above the Cohort median and average. The Board found that the management fees charged to the Fund were equal to or higher than the fees charged to the Adviser’s similarly managed account clients depending on the asset level.
International Value Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.74%, excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board noted that the Fund’s contractual management fee was at the median and below the average of the Cohort, and the Fund’s net expense ratio was below the Cohort median and average. The Board found that the management fees charged to the Fund were higher than the fees charged to the Adviser’s similarly managed account clients.
The Board determined that it would continue to monitor the appropriateness of the advisory fees for the Funds and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.
4.
Economies of Scale. The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders. The Board further noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps. The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels increase.

5.
The profits to be realized by the Adviser and its affiliates from their relationship with the Funds. The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds. The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional material benefits derived by the Adviser from its

42

Pzena Funds
Approval of Investment Advisory Agreement (Unaudited)(Continued)
relationship with the Funds, such as Rule 12b-1 fees received from the Funds’ Investor Class shares. The Board also considered “soft dollar” benefits that may be received by the Adviser in exchange for Fund brokerage. After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services it provides to the Funds.
No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Funds, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Adviser, including the advisory fee, was fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Funds would be in the best interest of each Fund and its shareholders.

43

Pzena Funds
Additional Information
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
Based on the recommendation of Pzena Investment Management, LLC (the “Adviser”), the Audit Committee and Board of Trustees (“Board”) of Advisors Series Trust approved a change of the independent registered public accounting firm for the Funds, from Tait, Weller and Baker, LLP (“Tait”) to Deloitte LLP (“Deloitte”). At a meeting of the Board held on June 26, 2024, the Board accepted Tait’s resignation effective June 27, 2024. Deloitte’s engagement was approved by the Board. The Board noted that there were no disagreements or issues with Tait, but that the request was being made because the Adviser indicated that they had a preference for a larger independent public accounting firm for the Funds.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within ﬁnancial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to information provided within ﬁnancial statements.

44

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Based on the recommendation of Pzena Investment Management, LLC (the “Adviser”), the Audit Committee and Board of Trustees (“Board”) of Advisors Series Trust approved a change of the independent registered public accounting firm for the Funds, from Tait, Weller and Baker, LLP (“Tait”) to Deloitte LLP (“Deloitte”). At a meeting of the Board held on June 26, 2024, the Board accepted Tait’s resignation effective June 27, 2024. Deloitte’s engagement was approved by the Board. The Board noted that there were no disagreements or issues with Tait, but that the request was being made because the Adviser indicated that they had a preference for a larger independent public accounting firm for the Funds.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. See Item 8.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	5/8/25

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	5/8/25

By (Signature and Title)	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	5/9/25